UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Emerging Markets Debt Local Currency Central Fund Fidelity® Emerging Markets Debt Local Currency Central Fund

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Debt Local Currency Central Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Local Currency Central Fund	$ 1	0.01%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$656,537,115
Number of Holdings	293
Portfolio Turnover	36%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.5
AAA - 2.3
AA - 3.9
A - 3.7
BBB - 17.5
BB - 9.2
Not Rated - 50.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 84.1
Corporate Bonds - 2.7
U.S. Treasury Obligations - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 12.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 13.2
Mexico - 10.5
Brazil - 8.0
India - 7.8
Indonesia - 7.6
South Africa - 7.3
Poland - 7.1
Malaysia - 4.9
Colombia - 4.5
Others - 29.1

TOP HOLDINGS (% of Fund's net assets)
United Mexican States	10.5
Republic of India	7.8
Indonesia Government	7.6
South African Republic	7.3
Republic of Poland	7.1
Malaysia Government	4.9
Colombian Republic	4.5
Kingdom of Thailand	4.4
Peoples Republic of China	4.3
Czech Republic	4.2
62.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916195.102    6286-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Emerging Markets Debt Central Fund Fidelity® Emerging Markets Debt Central Fund

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Debt Central Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,489,768,328
Number of Holdings	594
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.1
AA - 11.4
A - 3.0
BBB - 23.4
BB - 26.0
B - 15.8
CCC,CC,C - 5.4
D - 0.3
Not Rated - 3.4
Equities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 7.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 46.0
Corporate Bonds - 40.2
U.S. Treasury Obligations - 3.1
Preferred Securities - 2.5
Preferred Stocks - 0.2
Common Stocks - 0.2
Bank Loan Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 7.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 11.0
Mexico - 9.3
Brazil - 6.9
Saudi Arabia - 6.1
Argentina - 4.8
United Arab Emirates - 4.7
Colombia - 4.4
Turkey - 4.2
Chile - 3.5
Others - 45.1

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	4.2
Turkish Republic	3.3
Petroleos Mexicanos	2.9
United Mexican States	2.8
Saudi Arabian Oil Co	2.2
US Treasury Notes	2.0
Colombian Republic	1.9
Dominican Republic	1.8
Arab Republic of Egypt	1.6
Brazil Notas do Tesouro Nacional Serie B	1.6
24.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916143.102    2276-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Emerging Markets Debt Central Fund
Fidelity® Emerging Markets Debt Local Currency Central Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Debt Central Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (b)(c)(d)(e) (Cost $338,754)	344,848	344,847

Common Stocks - 0.2%
	Shares	Value ($)
BRAZIL - 0.2%
Industrials - 0.2%
Passenger Airlines - 0.2%
Azul SA (PN)	465,391	3,765,479
Azul SA ADR	150,693	1,354,730

TOTAL BRAZIL		5,120,209
TOTAL COMMON STOCKS (Cost $4,342,734)		5,120,209

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA Series A6, 1.9554% (c) (Cost $4,979,422)	751,930	5,844,525

Foreign Government and Government Agency Obligations - 46.0%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania 4.75% 2/14/2035 (i)	EUR	2,415,000	2,785,482
ANGOLA - 0.7%
Angola Republic 8.25% 5/9/2028 (f)		3,779,000	3,895,960
Angola Republic 8.75% 4/14/2032 (f)		4,065,000	4,105,040
Angola Republic 9.244% 1/15/2031 (f)		2,870,000	2,976,908
Angola Republic 9.375% 3/31/2033 (f)		2,475,000	2,527,619
Angola Republic 9.375% 5/8/2048 (f)		2,975,000	2,855,137
Angola Republic 9.875% 10/15/2035 (f)		1,730,000	1,803,749
TOTAL ANGOLA			18,164,413
ARGENTINA - 4.4%
Argentine Republic 0.75% 7/9/2030 (j)		40,487,261	35,837,098
Argentine Republic 1% 7/9/2029		6,947,895	6,329,532
Argentine Republic 3.5% 7/9/2041 (j)		16,940,000	12,679,590
Argentine Republic 4.125% 7/9/2035 (j)		36,067,842	28,890,341
Argentine Republic 5% 1/9/2038 (j)		21,471,530	17,939,463
Province of Santa Fe 8.1% 12/11/2034 (i)		2,540,000	2,558,669
Provincia del Chubut Argentina 9.45% 4/29/2036 (f)		3,485,000	3,727,347
TOTAL ARGENTINA			107,962,040
ARMENIA - 0.3%
Republic of Armenia 3.6% 2/2/2031 (f)		2,505,000	2,308,257
Republic of Armenia 6.75% 3/12/2035 (f)		5,360,000	5,612,028
TOTAL ARMENIA			7,920,285
BAHAMAS (NASSAU) - 0.2%
Commonwealth of the Bahamas 8.25% 6/24/2036 (f)		3,640,000	4,085,316
BAHRAIN - 0.4%
Bahrain Kingdom 5.625% 5/18/2034 (f)		1,330,000	1,211,524
Bahrain Kingdom 5.8735% 2/6/2034 (f)		2,300,000	2,226,561
Bahrain Kingdom 6.625% 10/6/2037 (f)		1,720,000	1,615,716
Bahrain Kingdom 7.1% 2/3/2038 (f)		3,315,000	3,224,865
Bahrain Kingdom 7.5% 2/12/2036 (f)		1,925,000	1,953,875
TOTAL BAHRAIN			10,232,541
BENIN - 0.3%
Republic of Benin 7.96% 2/13/2038 (f)		4,900,000	5,198,043
Republic of Benin 8.375% 1/23/2041 (f)		1,715,000	1,852,200
TOTAL BENIN			7,050,243
BERMUDA - 0.6%
Republic of Bermuda 2.375% 8/20/2030 (f)		520,000	470,079
Republic of Bermuda 3.375% 8/20/2050 (f)		1,825,000	1,259,360
Republic of Bermuda 3.717% 1/25/2027 (f)		7,240,000	7,208,325
Republic of Bermuda 4.75% 2/15/2029 (f)		3,960,000	3,941,784
Republic of Bermuda 5% 7/15/2032 (f)		1,590,000	1,594,301
TOTAL BERMUDA			14,473,849
BRAZIL - 1.6%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		6,525,000	6,210,299
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		920,000	783,794
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		3,180,000	3,202,896
Brazil Notas do Tesouro Nacional Serie B 6.25% 5/22/2036		3,305,000	3,276,577
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		2,550,000	2,622,420
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		6,165,000	6,667,139
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		11,540,000	13,063,858
Federative Republic of Brazil 7.250% 1/12/2056		3,375,000	3,391,453
TOTAL BRAZIL			39,218,436
CHILE - 1.1%
Chilean Republic 2.45% 1/31/2031		12,490,000	11,336,424
Chilean Republic 2.75% 1/31/2027		2,635,000	2,603,380
Chilean Republic 3.1% 1/22/2061		6,730,000	4,231,622
Chilean Republic 3.5% 1/31/2034		2,180,000	1,979,440
Chilean Republic 4% 1/31/2052		1,910,000	1,503,476
Chilean Republic 4.34% 3/7/2042		2,615,000	2,313,621
Chilean Republic 5.33% 1/5/2054		4,770,000	4,601,619
TOTAL CHILE			28,569,582
COLOMBIA - 1.9%
Colombian Republic 3% 1/30/2030		8,400,000	7,675,752
Colombian Republic 3.125% 4/15/2031		5,855,000	5,186,066
Colombian Republic 3.25% 4/22/2032		2,805,000	2,431,935
Colombian Republic 5% 6/15/2045		2,300,000	1,838,275
Colombian Republic 5.2% 5/15/2049		6,915,000	5,544,793
Colombian Republic 5.375% 1/21/2029		3,455,000	3,448,436
Colombian Republic 6.125% 1/18/2041		440,000	411,400
Colombian Republic 6.125% 1/21/2031		1,245,000	1,259,355
Colombian Republic 6.5% 1/21/2033		2,005,000	2,034,754
Colombian Republic 7.375% 4/25/2030		2,385,000	2,514,386
Colombian Republic 7.375% 9/18/2037		1,475,000	1,563,500
Colombian Republic 7.5% 2/2/2034		2,055,000	2,194,226
Colombian Republic 8% 11/14/2035		2,860,000	3,154,151
Colombian Republic 8% 4/20/2033		1,530,000	1,676,268
Colombian Republic 8.5% 4/25/2035		2,675,000	3,026,763
Colombian Republic 8.75% 11/14/2053		2,695,000	3,190,206
TOTAL COLOMBIA			47,150,266
CONGO - 0.1%
Republic of Congo 9.5% 2/17/2035 (i)		1,685,000	1,647,609
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
DRC International Bond 8.75% 4/16/2032 (f)		2,320,000	2,393,637
DRC International Bond 9.5% 4/16/2037 (f)		1,800,000	1,874,250
TOTAL CONGO DEMOCRATIC REPUBLIC OF			4,267,887
COSTA RICA - 0.3%
Republic of Costa Rica 5.625% 4/30/2043 (f)		1,855,000	1,786,903
Republic of Costa Rica 6.125% 2/19/2031 (f)		1,370,000	1,410,045
Republic of Costa Rica 6.55% 4/3/2034 (f)		1,320,000	1,407,186
Republic of Costa Rica 7.3% 11/13/2054 (f)		3,030,000	3,418,840
TOTAL COSTA RICA			8,022,974
COTE D'IVOIRE - 0.7%
Cote d'Ivoire 6.125% 6/15/2033 (f)		5,840,000	5,793,280
Cote d'Ivoire 6.375% 3/3/2028 (f)		1,656,828	1,674,489
Cote d'Ivoire 6.75% 2/25/2041 (f)		3,190,000	3,092,290
Cote d'Ivoire 8.075% 4/1/2036 (f)		2,855,000	3,134,619
Cote d'Ivoire 8.25% 1/30/2037 (f)		2,790,000	3,087,833
TOTAL COTE D'IVOIRE			16,782,511
DOMINICAN REPUBLIC - 1.8%
Dominican Republic 4.5% 1/30/2030 (f)		2,115,000	2,044,676
Dominican Republic 4.875% 9/23/2032 (f)		12,965,000	12,329,715
Dominican Republic 5.75% 3/17/2034 (f)		1,965,000	1,937,489
Dominican Republic 5.95% 1/25/2027 (f)		6,155,000	6,188,853
Dominican Republic 6% 7/19/2028 (f)		3,955,000	4,009,579
Dominican Republic 6.5% 2/15/2048 (f)		2,135,000	2,113,650
Dominican Republic 6.6% 6/1/2036 (f)		2,112,000	2,204,189
Dominican Republic 6.85% 1/27/2045 (f)		3,300,000	3,389,265
Dominican Republic 7.05% 2/3/2031 (f)		2,795,000	2,947,607
Dominican Republic 7.15% 2/24/2055 (f)		3,595,000	3,830,293
Dominican Republic 7.45% 4/30/2044 (f)		3,510,000	3,812,518
TOTAL DOMINICAN REPUBLIC			44,807,834
ECUADOR - 1.0%
Ecuador Government International Bond 6.9% 7/31/2030 (f)(j)		7,612,664	7,604,061
Ecuador Government International Bond 6.9% 7/31/2035 (f)(j)		8,575,000	7,863,875
Ecuador Government International Bond 8.75% 1/29/2034 (f)		6,720,000	6,793,248
Ecuador Government International Bond 9.25% 1/29/2039 (f)		2,690,000	2,755,905
TOTAL ECUADOR			25,017,089
EGYPT - 1.7%
Arab Republic of Egypt 6.375% 4/11/2031 (f)	EUR	2,425,000	2,823,229
Arab Republic of Egypt 7.5% 1/31/2027 (f)		7,330,000	7,399,195
Arab Republic of Egypt 7.5% 2/16/2061 (f)		5,040,000	4,339,843
Arab Republic of Egypt 7.625% 5/20/2034 (f)		2,930,000	2,957,044
Arab Republic of Egypt 7.903% 2/21/2048 (f)		4,675,000	4,280,617
Arab Republic of Egypt 8.5% 1/31/2047 (f)		7,100,000	6,949,693
Arab Republic of Egypt 8.7002% 3/1/2049 (f)		4,745,000	4,693,019
Arab Republic of Egypt Treasury Bills 0% 12/1/2026 (k)	EGP	152,500,000	2,814,157
Arab Republic of Egypt Treasury Bills 0% 3/16/2027 (k)	EGP	160,800,000	2,788,564
Arab Republic of Egypt Treasury Bills 0% 7/21/2026 (k)	EGP	61,125,000	1,232,360
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (f)		1,685,000	1,770,328
TOTAL EGYPT			42,048,049
EL SALVADOR - 0.4%
El Salvador Republic 4% 4/17/2030 (f)(j)		2,770,000	102,490
El Salvador Republic 7.1246% 1/20/2050 (f)		3,170,000	2,937,164
El Salvador Republic 7.625% 2/1/2041 (f)		935,000	945,402
El Salvador Republic 7.65% 6/15/2035 (f)		1,490,000	1,538,652
El Salvador Republic 9.25% 4/17/2030 (f)		2,770,000	2,983,636
El Salvador Republic 9.65% 11/21/2054 (f)		1,645,000	1,888,674
TOTAL EL SALVADOR			10,396,018
GABON - 0.1%
Gabonese Republic 6.625% 2/6/2031 (f)		1,800,000	1,547,280
Gabonese Republic 7% 11/24/2031 (f)		1,530,000	1,303,790
TOTAL GABON			2,851,070
GHANA - 0.2%
Ghana Republic 0% 1/3/2030 (f)(k)		213,267	190,340
Ghana Republic 0% 7/3/2026 (f)(k)		79,880	79,824
Ghana Republic 5% 7/3/2029 (f)(j)		2,337,449	2,304,280
Ghana Republic 5% 7/3/2035 (f)(j)		3,154,780	2,926,785
TOTAL GHANA			5,501,229
GUATEMALA - 0.7%
Guatemala Government Bond 4.9% 6/1/2030 (f)		2,510,000	2,480,131
Guatemala Government Bond 5.375% 4/24/2032 (f)		1,340,000	1,341,688
Guatemala Government Bond 6.125% 6/1/2050 (f)		3,455,000	3,463,983
Guatemala Government Bond 6.25% 8/15/2036 (f)		4,360,000	4,550,489
Guatemala Government Bond 6.6% 6/13/2036 (f)		1,465,000	1,558,760
Guatemala Government Bond 6.875% 8/15/2055 (f)		2,670,000	2,901,142
TOTAL GUATEMALA			16,296,193
HUNGARY - 1.3%
Hungary Government 2.125% 9/22/2031 (f)		2,190,000	1,899,836
Hungary Government 3.125% 9/21/2051 (f)		3,170,000	2,038,722
Hungary Government 4.25% 5/26/2033 (i)	EUR	2,005,000	2,358,495
Hungary Government 5.25% 6/16/2029 (f)		2,880,000	2,914,200
Hungary Government 5.5% 6/16/2034 (f)		6,825,000	6,937,613
Hungary Government 6.125% 5/22/2028 (f)		2,280,000	2,334,150
Hungary Government 6.75% 9/23/2055 (f)		4,095,000	4,469,365
Hungary Government 6.75% 9/25/2052 (f)		1,450,000	1,583,327
Hungary Government 7% 10/24/2035	HUF	2,019,060,000	7,388,539
TOTAL HUNGARY			31,924,247
INDONESIA - 1.4%
Indonesia Government 3.2% 9/23/2061		3,110,000	1,903,849
Indonesia Government 4.35% 1/11/2048		3,895,000	3,199,743
Indonesia Government 5.95% 1/8/2046 (f)		4,305,000	4,391,746
Indonesia Government 6.625% 2/17/2037 (f)		821,000	893,822
Indonesia Government 6.75% 1/15/2044 (f)		3,510,000	3,896,065
Indonesia Government 7.75% 1/17/2038 (f)		8,515,000	10,081,334
Indonesia Government 8.5% 10/12/2035 (f)		8,850,000	10,814,700
TOTAL INDONESIA			35,181,259
ISRAEL - 0.6%
Israel Government 3.375% 1/15/2050		6,505,000	4,326,200
Israel Government 5% 1/13/2036		4,205,000	4,100,430
Israel Government 5.75% 3/12/2054		2,975,000	2,840,412
Israel Government 5.875% 1/13/2056		4,275,000	4,148,323
TOTAL ISRAEL			15,415,365
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,995,000	2,398,762
JORDAN - 0.2%
Jordan Government 7.375% 10/10/2047 (f)		1,240,000	1,235,746
Jordan Government 7.5% 1/13/2029 (f)		1,385,000	1,446,633
Jordan Government 7.75% 1/15/2028 (f)		2,225,000	2,300,250
TOTAL JORDAN			4,982,629
KAZAKHSTAN - 0.1%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (f)		3,275,000	3,255,055
KENYA - 0.4%
Republic of Kenya 7.875% 2/26/2034 (f)		1,380,000	1,373,100
Republic of Kenya 8.7% 2/26/2039 (f)		1,605,000	1,591,358
Republic of Kenya 8.8% 10/9/2038 (f)		1,580,000	1,595,800
Republic of Kenya 9.5% 3/5/2036 (f)		780,000	827,447
Republic of Kenya 9.75% 2/16/2031 (f)		3,880,000	4,219,500
TOTAL KENYA			9,607,205
LEBANON - 0.1%
Lebanon Republic 5.8% (h)(i)		7,047,000	1,715,945
Lebanon Republic 6.375% (h)(i)		4,308,000	1,070,538
TOTAL LEBANON			2,786,483
MEXICO - 2.8%
United Mexican States 3.5% 2/12/2034		6,340,000	5,404,596
United Mexican States 3.75% 4/19/2071		8,735,000	5,009,523
United Mexican States 4.875% 5/19/2033		3,425,000	3,253,202
United Mexican States 5.375% 3/22/2033		3,130,000	3,067,776
United Mexican States 5.625% 2/9/2034		3,495,000	3,439,779
United Mexican States 5.75% 10/12/2110		6,650,000	5,410,174
United Mexican States 6% 5/7/2036		5,760,000	5,742,432
United Mexican States 6.05% 1/11/2040		7,390,000	7,181,233
United Mexican States 6.125% 2/9/2038		2,495,000	2,446,222
United Mexican States 6.25% 8/27/2037		2,600,000	2,597,660
United Mexican States 6.338% 5/4/2053		2,810,000	2,624,540
United Mexican States 6.35% 2/9/2035		4,445,000	4,549,458
United Mexican States 6.4% 5/7/2054		1,930,000	1,820,472
United Mexican States 6.75% 2/9/2056		7,005,000	6,878,910
United Mexican States 6.875% 5/13/2037		2,345,000	2,465,908
United Mexican States 7.375% 5/13/2055		4,995,000	5,315,279
TOTAL MEXICO			67,207,164
MONGOLIA - 0.2%
Mongolia Government 6.625% 2/25/2030 (f)		3,355,000	3,450,408
Mongolia Government 7.875% 6/5/2029 (f)		840,000	891,450
TOTAL MONGOLIA			4,341,858
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (f)	EUR	1,855,000	2,149,329
Republic of Montenegro 7.25% 3/12/2031 (f)		7,095,000	7,516,443
TOTAL MONTENEGRO			9,665,772
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (f)		4,725,000	5,033,684
NIGERIA - 1.2%
Republic of Nigeria 6.125% 9/28/2028 (f)		9,790,000	9,785,105
Republic of Nigeria 6.5% 11/28/2027 (f)		2,250,000	2,263,500
Republic of Nigeria 7.143% 2/23/2030 (f)		3,580,000	3,638,175
Republic of Nigeria 7.696% 2/23/2038 (f)		2,730,000	2,783,918
Republic of Nigeria 7.875% 2/16/2032 (f)		1,590,000	1,654,745
Republic of Nigeria 9.1297% 1/13/2046 (f)		2,165,000	2,399,903
Republic of Nigeria Treasury Bills 0% 7/14/2026 (k)	NGN	3,400,000,000	2,446,633
Republic of Nigeria Treasury Bills 0% 7/28/2026 (k)	NGN	5,648,000,000	4,029,220
Republic of Nigeria Treasury Bills 0% 8/4/2026 (k)	NGN	1,612,410,000	1,145,813
Republic of Nigeria Treasury Bills 0% 9/15/2026 (k)	NGN	1,371,995,000	951,938
TOTAL NIGERIA			31,098,950
OMAN - 0.9%
Oman Sultanate 5.625% 1/17/2028 (f)		3,925,000	3,971,511
Oman Sultanate 6% 8/1/2029 (f)		5,535,000	5,706,199
Oman Sultanate 6.25% 1/25/2031 (f)		3,525,000	3,705,656
Oman Sultanate 6.5% 3/8/2047 (f)		3,085,000	3,288,255
Oman Sultanate 6.75% 1/17/2048 (f)		5,010,000	5,498,024
Oman Sultanate 7% 1/25/2051 (f)		1,060,000	1,207,382
TOTAL OMAN			23,377,027
PAKISTAN - 0.3%
Islamic Republic of Pakistan 6.875% 12/5/2027 (f)		3,400,000	3,425,500
Islamic Republic of Pakistan 6.975% 4/24/2029 (f)		1,660,000	1,662,490
Islamic Republic of Pakistan 7.375% 4/8/2031 (f)		2,410,000	2,428,075
TOTAL PAKISTAN			7,516,065
PANAMA - 0.9%
Panamanian Republic 3.298% 1/19/2033		1,710,000	1,518,908
Panamanian Republic 5.227% 2/23/2034		4,610,000	4,544,538
Panamanian Republic 5.662% 2/23/2038		9,675,000	9,652,518
Panamanian Republic 7.875% 3/1/2057		2,695,000	3,260,438
Panamanian Republic 8% 3/1/2038		2,860,000	3,366,220
TOTAL PANAMA			22,342,622
PARAGUAY - 0.4%
Republic of Paraguay 2.739% 1/29/2033 (f)		2,485,000	2,204,518
Republic of Paraguay 4.95% 4/28/2031 (f)		2,749,000	2,752,051
Republic of Paraguay 5.4% 3/30/2050 (f)		2,220,000	2,046,563
Republic of Paraguay 6% 2/9/2036 (f)		1,860,000	1,947,560
Republic of Paraguay 6.65% 3/4/2055 (f)		1,675,000	1,800,624
TOTAL PARAGUAY			10,751,316
PERU - 0.5%
Peruvian Republic 2.783% 1/23/2031		6,570,000	6,047,685
Peruvian Republic 3% 1/15/2034		4,535,000	3,932,299
Peruvian Republic 3.3% 3/11/2041		4,050,000	3,141,382
TOTAL PERU			13,121,366
PHILIPPINES - 0.6%
Philippine Republic 2.65% 12/10/2045		3,325,000	2,123,844
Philippine Republic 2.95% 5/5/2045		1,655,000	1,128,048
Philippine Republic 5.5% 1/17/2048		1,885,000	1,819,741
Philippine Republic 5.6% 5/14/2049		2,820,000	2,756,550
Philippine Republic 5.609% 4/13/2033		3,005,000	3,103,068
Philippine Republic 5.95% 10/13/2047		4,915,000	5,001,013
TOTAL PHILIPPINES			15,932,264
POLAND - 0.7%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (f)		1,780,000	1,811,808
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (f)		2,350,000	2,413,286
Republic of Poland 5.375% 4/14/2036		1,660,000	1,682,343
Republic of Poland 5.5% 3/18/2054		2,745,000	2,612,060
Republic of Poland 5.5% 4/4/2053		2,005,000	1,895,868
Republic of Poland 5.75% 11/16/2032		4,200,000	4,415,040
Republic of Poland 6.125% 4/14/2056		1,660,000	1,691,640
TOTAL POLAND			16,522,045
QATAR - 1.4%
State of Qatar 4.4% 4/16/2050 (f)		9,040,000	7,774,400
State of Qatar 4.625% 6/2/2046 (f)		5,790,000	5,210,334
State of Qatar 4.817% 3/14/2049 (f)		8,905,000	8,184,808
State of Qatar 5.103% 4/23/2048 (f)		9,945,000	9,515,327
State of Qatar 9.75% 6/15/2030 (f)		3,280,000	3,892,671
TOTAL QATAR			34,577,540
ROMANIA - 1.6%
Romanian Republic 3% 2/27/2027 (f)		2,536,000	2,501,130
Romanian Republic 3.625% 3/27/2032 (f)		4,866,000	4,365,824
Romanian Republic 4% 2/14/2051 (f)		3,005,000	2,040,305
Romanian Republic 5.75% 7/4/2036 (f)		4,985,000	4,774,384
Romanian Republic 5.75% 9/16/2030 (f)		3,532,000	3,549,130
Romanian Republic 6.125% 10/7/2037 (f)	EUR	4,115,000	4,781,212
Romanian Republic 6.625% 2/17/2028 (f)		2,190,000	2,236,910
Romanian Republic 6.7% 2/25/2032	RON	5,575,000	1,218,770
Romanian Republic 6.85% 7/29/2030	RON	10,150,000	2,235,897
Romanian Republic 7.125% 1/17/2033 (f)		2,770,000	2,944,926
Romanian Republic 7.5% 2/10/2037 (f)		5,424,000	5,874,192
Romanian Republic 8% 4/29/2030	RON	9,700,000	2,218,797
TOTAL ROMANIA			38,741,477
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (f)		5,740,000	5,474,468
SAUDI ARABIA - 1.3%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (f)		7,350,000	6,241,179
Kingdom of Saudi Arabia 3.45% 2/2/2061 (f)		10,930,000	6,922,516
Kingdom of Saudi Arabia 3.75% 1/21/2055 (f)		5,025,000	3,495,390
Kingdom of Saudi Arabia 4.375% 1/12/2031 (f)		2,460,000	2,417,368
Kingdom of Saudi Arabia 4.5% 10/26/2046 (f)		6,645,000	5,526,647
Kingdom of Saudi Arabia 4.5% 4/22/2060 (f)		2,345,000	1,843,122
Kingdom of Saudi Arabia 4.625% 10/4/2047 (f)		3,095,000	2,602,059
Kingdom of Saudi Arabia 4.875% 1/12/2036 (f)		2,565,000	2,523,319
TOTAL SAUDI ARABIA			31,571,600
SENEGAL - 0.1%
Republic of Senegal 4.75% 3/13/2028 (i)	EUR	1,573,333	984,236
Republic of Senegal 6.25% 5/23/2033 (f)		2,790,000	1,472,423
Republic of Senegal 6.75% 3/13/2048 (f)		1,125,000	583,593
TOTAL SENEGAL			3,040,252
SERBIA - 0.4%
Republic of Serbia 2.125% 12/1/2030 (f)		4,345,000	3,787,754
Republic of Serbia 6% 6/12/2034 (f)		2,000,000	2,050,660
Republic of Serbia 6.5% 9/26/2033 (f)		4,090,000	4,321,453
TOTAL SERBIA			10,159,867
SOUTH AFRICA - 1.0%
South African Republic 4.85% 9/27/2027		2,690,000	2,696,725
South African Republic 4.85% 9/30/2029		2,510,000	2,486,456
South African Republic 5% 10/12/2046		3,845,000	3,003,906
South African Republic 5.65% 9/27/2047		1,905,000	1,610,916
South African Republic 5.75% 9/30/2049		5,505,000	4,662,047
South African Republic 5.875% 4/20/2032		2,695,000	2,757,322
South African Republic 6.125% 12/11/2037 (f)		1,260,000	1,237,478
South African Republic 7.1% 11/19/2036 (f)		4,515,000	4,856,695
South African Republic 7.25% 12/11/2055 (f)		1,685,000	1,679,945
TOTAL SOUTH AFRICA			24,991,490
SRI LANKA - 0.6%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (f)(j)		2,146,499	2,189,429
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (f)(j)		6,821,315	6,531,409
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (f)(j)		2,945,437	2,974,891
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (f)(j)		1,472,098	1,481,299
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (f)(j)		831,112	692,732
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (f)		1,131,141	1,092,965
TOTAL SRI LANKA			14,962,725
TRINIDAD & TOBAGO - 0.1%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (f)		3,230,000	3,319,794
TURKEY - 3.3%
Turkish Republic 30% 9/12/2029	TRY	290,695,000	5,604,041
Turkish Republic 4.875% 4/16/2043		8,580,000	6,530,924
Turkish Republic 5.125% 2/17/2028		2,805,000	2,782,223
Turkish Republic 5.25% 3/13/2030		2,085,000	2,020,490
Turkish Republic 5.75% 5/11/2047		2,745,000	2,226,881
Turkish Republic 6% 1/14/2041		8,310,000	7,350,195
Turkish Republic 6% 3/25/2027		1,900,000	1,912,483
Turkish Republic 6.3% 3/14/2033		2,045,000	1,998,476
Turkish Republic 6.625% 2/17/2045		3,000,000	2,735,550
Turkish Republic 6.8% 11/4/2036		4,755,000	4,700,032
Turkish Republic 6.875% 1/14/2038		4,270,000	4,195,275
Turkish Republic 6.95% 9/16/2035		2,415,000	2,423,694
Turkish Republic 7.125% 2/12/2032		3,615,000	3,706,279
Turkish Republic 7.25% 5/29/2032		1,115,000	1,147,424
Turkish Republic 7.625% 5/15/2034		4,200,000	4,415,334
Turkish Republic 9.125% 7/13/2030		2,030,000	2,233,954
Turkish Republic 9.375% 1/19/2033		8,105,000	9,229,974
Turkish Republic 9.375% 3/14/2029		4,750,000	5,152,658
Turkish Republic 9.875% 1/15/2028		9,925,000	10,550,673
TOTAL TURKEY			80,916,560
UKRAINE - 1.0%
Ukraine Government 0% 2/1/2030 (f)(j)		1,084,343	776,390
Ukraine Government 0% 2/1/2034 (f)(j)		4,052,025	2,283,316
Ukraine Government 0% 2/1/2035 (f)(j)		4,034,246	2,414,496
Ukraine Government 0% 2/1/2036 (f)(j)		2,853,538	1,704,989
Ukraine Government 4% 2/1/2032 (f)(j)		5,252,800	4,336,186
Ukraine Government 4.5% 2/1/2029 (f)(j)		4,348,798	3,652,990
Ukraine Government 4.5% 2/1/2034 (f)(j)		6,075,034	4,258,599
Ukraine Government 4.5% 2/1/2035 (f)(j)		4,463,092	3,083,997
Ukraine Government 4.5% 2/1/2036 (f)(j)		3,088,793	2,106,557
TOTAL UKRAINE			24,617,520
UNITED ARAB EMIRATES - 1.4%
Emirate of Abu Dhabi 3% 9/15/2051 (f)		4,675,000	3,024,141
Emirate of Abu Dhabi 3.125% 9/30/2049 (f)		21,570,000	14,627,156
Emirate of Abu Dhabi 3.875% 4/16/2050 (f)		6,905,000	5,321,166
Emirate of Abu Dhabi 5.5% 4/30/2054 (f)		3,745,000	3,667,759
Emirate of Dubai 3.9% 9/9/2050 (i)		7,735,000	5,528,591
Emirate of Dubai 5.25% 1/30/2043 (i)		3,180,000	3,052,768
TOTAL UNITED ARAB EMIRATES			35,221,581
URUGUAY - 0.4%
Uruguay Republic 5.1% 6/18/2050		7,425,000	6,954,515
Uruguay Republic 5.75% 10/28/2034		2,875,000	3,008,486
TOTAL URUGUAY			9,963,001
UZBEKISTAN - 0.1%
Republic of Uzbekistan 3.7% 11/25/2030 (f)		1,300,000	1,210,950
Republic of Uzbekistan 3.9% 10/19/2031 (f)		1,855,000	1,716,116
TOTAL UZBEKISTAN			2,927,066
VENEZUELA - 1.0%
Venezuela Republic 11.95% (h)(i)		13,520,000	7,368,400
Venezuela Republic 12.75% (h)(i)		2,600,000	1,452,100
Venezuela Republic 9.25% (h)		31,105,000	14,976,124
TOTAL VENEZUELA			23,796,624
ZAMBIA - 0.0%
Republic of Zambia 5.75% 6/30/2033 (f)(j)		1,101,015	1,088,870
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,124,502,844)			1,143,082,489

Non-Convertible Corporate Bonds - 40.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Azule Energy Finance Plc 8.25% 1/22/2031 (f)		2,625,000	2,627,494
Sonangol Finance Ltd 10% 1/29/2031 (f)		1,125,000	1,136,250

TOTAL ANGOLA			3,763,744
ARGENTINA - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Argentina SA 9.5% 7/18/2031 (f)		1,775,000	1,923,000
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Tecpetrol SA 7.625% 1/22/2033 (f)		2,440,000	2,526,205
Tecpetrol SA 7.625% 11/3/2030 (f)		2,555,000	2,632,902
YPF SA 8.25% 1/17/2034 (f)		2,445,000	2,558,081
TOTAL ENERGY			7,717,188
TOTAL ARGENTINA			9,640,188
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
State Oil Co of the Azerbaijan Republic 6.57% 7/7/2056 (i)		2,235,000	2,235,000
BAHRAIN - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Bapco Energies BSC Closed 7.5% 10/25/2027 (f)		5,740,000	5,760,090
Bapco Energies BSC Closed 8.375% 11/7/2028 (f)		1,985,000	2,022,715

TOTAL BAHRAIN			7,782,805
BRAZIL - 4.7%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc 4.9% 1/15/2033		3,455,000	3,365,170
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.7%
Minerva Luxembourg SA 4.375% 3/18/2031 (f)		1,735,000	1,529,194
Minerva Luxembourg SA 7.5% 4/22/2036 (f)		1,625,000	1,549,844
Minerva Luxembourg SA 8.875% 9/13/2033 (f)		6,720,000	6,955,200
NBM US Holdings Inc 6.625% 8/6/2029 (f)		6,505,000	6,489,388
			16,523,626
Food Products - 0.2%
Marb Bondco PLC 3.95% 1/29/2031 (f)		5,650,000	4,978,893
TOTAL CONSUMER STAPLES			21,502,519
Energy - 0.8%
Energy Equipment & Services - 0.4%
Guara Norte Sarl 5.198% 6/15/2034 (f)		3,805,552	3,687,580
Yinson Boronia Production BV 8.947% 7/31/2042 (f)		6,299,918	6,940,998
			10,628,578
Oil, Gas & Consumable Fuels - 0.4%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (f)		6,653,640	6,270,723
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (f)		4,240,000	4,155,200
			10,425,923
TOTAL ENERGY			21,054,501
Industrials - 0.3%
Aerospace & Defense - 0.1%
Embraer Netherlands Finance BV 5.4% 1/9/2038		2,500,000	2,414,106
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 4.2% 1/18/2032 (f)		2,830,000	2,526,850
Marine Transportation - 0.1%
Yinson Bergenia Production BV 8.498% 1/31/2045 (f)		1,598,454	1,709,499
TOTAL INDUSTRIALS			6,650,455
Materials - 2.6%
Chemicals - 0.3%
Braskem Netherlands Finance BV 5.875% (f)(h)		2,860,000	1,215,214
Braskem Netherlands Finance BV 7.25% (f)(h)		3,610,000	2,138,925
Braskem Netherlands Finance BV 8% (f)(h)		2,095,000	1,246,944
Braskem Netherlands Finance BV 8.5% (f)(h)		5,705,000	3,579,888
			8,180,971
Metals & Mining - 1.6%
CSN Inova Ventures 6.75% 1/28/2028 (f)		5,315,000	4,394,974
CSN Resources SA 5.875% 4/8/2032 (f)		3,200,000	1,960,000
CSN Resources SA 8.875% 12/5/2030 (f)		1,575,000	1,167,862
Nexa Resources SA 6.6% 4/8/2037 (f)		2,235,000	2,319,908
Nexa Resources SA 6.75% 4/9/2034 (f)		1,420,000	1,492,689
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(f)		13,303,921	13,377,093
Usiminas International Sarl 7.5% 1/27/2032 (f)		5,445,000	5,642,381
Vale Overseas Ltd 6% 2/25/2056 (c)(f)		2,880,000	2,872,771
Vale Overseas Ltd 6.4% 6/28/2054		4,850,000	4,942,150
			38,169,828
Paper & Forest Products - 0.7%
LD Celulose International GmbH 7.95% 1/26/2032 (f)		4,140,000	4,326,714
Suzano Austria GmbH 3.75% 1/15/2031		2,340,000	2,196,675
Suzano Austria GmbH 5% 1/15/2030		6,900,000	6,806,870
Suzano Netherlands BV 5.5% 1/15/2036		4,355,000	4,234,005
			17,564,264
TOTAL MATERIALS			63,915,063
TOTAL BRAZIL			116,487,708
CANADA - 0.1%
Financials - 0.1%
Insurance - 0.1%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (f)		3,595,000	3,586,732
CHILE - 2.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Cencosud SA 5.75% 4/15/2036 (f)		3,160,000	3,162,370
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (f)		1,885,000	1,923,784
Empresa Nacional del Petroleo 6.15% 5/10/2033 (f)		1,195,000	1,241,724
TOTAL ENERGY			3,165,508
Materials - 1.8%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (c)(f)		3,970,000	3,937,248
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (f)		7,745,000	6,985,913
Antofagasta PLC 5.625% 9/9/2035 (f)		1,500,000	1,523,069
Antofagasta PLC 5.625% 5/13/2032 (f)		2,640,000	2,701,301
Corp Nacional del Cobre de Chile 3% 9/30/2029 (f)		1,175,000	1,106,896
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (f)		3,075,000	2,890,585
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (f)		7,190,000	5,019,878
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (f)		2,775,000	2,753,827
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (f)		2,425,000	2,394,809
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (f)		2,985,000	3,077,863
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (f)		2,750,000	2,813,938
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (f)		1,755,000	1,843,979
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (f)		1,925,000	2,047,526
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (f)		2,230,000	2,396,804
			37,556,388
TOTAL MATERIALS			41,493,636
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (f)		1,715,521	1,737,652
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (f)		1,505,000	1,550,902
TOTAL UTILITIES			3,288,554
TOTAL CHILE			51,110,068
CHINA - 0.7%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Prosus NV 3.061% 7/13/2031 (f)		1,850,000	1,680,540
Prosus NV 3.68% 1/21/2030 (f)		4,055,000	3,878,405
Prosus NV 4.027% 8/3/2050 (f)		6,570,000	4,631,850
Prosus NV 4.193% 1/19/2032 (f)		2,955,000	2,819,838
TOTAL CONSUMER DISCRETIONARY			13,010,633
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (f)		5,425,000	5,406,989
TOTAL CHINA			18,417,622
COLOMBIA - 2.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (f)		8,020,000	7,608,975
Energy - 1.4%
Energy Equipment & Services - 0.2%
Oleoducto Central SA 4% 7/14/2027 (f)		4,675,000	4,607,680
Oil, Gas & Consumable Fuels - 1.2%
Canacol Energy Ltd 5.75% (f)(h)		2,525,000	872,918
Ecopetrol SA 4.625% 11/2/2031		3,870,000	3,551,499
Ecopetrol SA 8.375% 1/19/2036		2,790,000	3,002,040
Ecopetrol SA 8.875% 1/13/2033		11,470,000	12,559,650
Geopark Ltd 5.5% 1/17/2027 (f)		4,900,000	4,808,125
Geopark Ltd 8.75% 1/31/2030 (f)		4,080,000	4,069,800
			28,864,032
TOTAL ENERGY			33,471,712
Financials - 0.1%
Banks - 0.1%
Bancolombia SA 8.625% 12/24/2034 (c)		2,800,000	2,983,399
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (f)		5,490,000	5,709,600
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (f)		10,134,846	9,554,829
Termocandelaria Power SA 7.75% 9/17/2031 (f)		3,845,000	3,969,424
TOTAL UTILITIES			13,524,253
TOTAL COLOMBIA			63,297,939
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (f)		3,700,000	3,741,440
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (f)		3,675,000	3,847,358
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (f)		5,920,000	6,039,406
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (f)	EUR	1,050,000	1,218,566
Czechoslovak Group AS 6.5% 1/10/2031 (f)		2,730,000	2,769,466

TOTAL CZECH REPUBLIC			3,988,032
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (f)		2,840,000	2,963,881
GEORGIA - 0.4%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Silk Road Group Holding LLC 7.5% 9/15/2030 (f)		2,985,000	2,996,194
Financials - 0.1%
Banks - 0.1%
Bank of Georgia JSC 6.5% 6/3/2031 (f)		2,280,000	2,274,585
Industrials - 0.2%
Ground Transportation - 0.2%
Georgian Railway JSC 4% 6/17/2028 (f)		3,811,000	3,671,060
TOTAL GEORGIA			8,941,839
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.5% 3/1/2028 (f)		1,360,000	1,291,864
Kosmos Energy Ltd 8.75% 10/1/2031 (f)		8,585,000	6,998,921

TOTAL GHANA			8,290,785
GUATEMALA - 1.1%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (f)		7,360,000	7,002,304
Millicom International Cellular SA 4.5% 4/27/2031 (f)		3,345,000	3,110,850
Millicom International Cellular SA 7.375% 4/2/2032 (f)		2,545,000	2,614,530
TOTAL COMMUNICATION SERVICES			12,727,684
Consumer Staples - 0.2%
Beverages - 0.2%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (f)		4,770,000	4,693,680
Utilities - 0.4%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (f)		3,265,000	3,254,878
Independent Power and Renewable Electricity Producers - 0.3%
Investment Energy Resources Ltd 6.25% 4/26/2029 (f)		5,870,000	5,814,294
TOTAL UTILITIES			9,069,172
TOTAL GUATEMALA			26,490,536
HUNGARY - 0.2%
Financials - 0.2%
Banks - 0.2%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (f)		1,825,000	1,853,744
OTP Bank Nyrt 8.75% 5/15/2033 (c)(i)		2,150,000	2,256,828
TOTAL FINANCIALS			4,110,572
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (i)		1,345,000	1,405,525
TOTAL HUNGARY			5,516,097
INDIA - 0.2%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (f)		2,175,000	2,200,513
Health Care - 0.1%
Biotechnology - 0.1%
Biocon Biologics Global PLC 6.67% 10/9/2029 (f)		2,405,000	2,417,025
TOTAL INDIA			4,617,538
INDONESIA - 1.2%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (f)		6,620,000	6,644,825
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (f)		5,210,000	5,367,603
Pertamina Persero PT 4.175% 1/21/2050 (f)		3,850,000	2,950,062
TOTAL ENERGY			14,962,490
Materials - 0.5%
Metals & Mining - 0.5%
Freeport Indonesia PT 4.763% 4/14/2027 (f)		2,350,000	2,349,149
Freeport Indonesia PT 5.315% 4/14/2032 (f)		3,980,000	3,961,852
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (f)		6,445,000	6,491,404
TOTAL MATERIALS			12,802,405
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (f)		1,940,000	1,940,000
TOTAL INDONESIA			29,704,895
ISRAEL - 1.3%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Energean Israel Finance Ltd 5.375% 3/30/2028 (f)(i)		5,125,000	5,069,403
Energean Israel Finance Ltd 5.875% 3/30/2031 (f)(i)		3,770,000	3,617,866
Energean Israel Finance Ltd 8.5% 9/30/2033 (f)(i)		1,345,000	1,417,451
Leviathan Bond Ltd 6.5% 6/30/2027 (f)(i)		3,805,000	3,819,417
Leviathan Bond Ltd 6.75% 6/30/2030 (f)(i)		1,930,000	1,983,715
TOTAL ENERGY			15,907,852
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM 5.252% 1/14/2033 (f)(i)		2,570,000	2,543,515
Bank Leumi Le-Israel BM 5.7398% 9/9/2036 (c)(f)(i)		3,315,000	3,296,140
TOTAL FINANCIALS			5,839,655
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		2,895,000	2,892,616
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		5,240,000	5,619,182
TOTAL HEALTH CARE			8,511,798
Utilities - 0.1%
Electric Utilities - 0.1%
Israel Electric Corp Ltd 3.75% 2/22/2032 (f)(i)		3,070,000	2,830,928
TOTAL ISRAEL			33,090,233
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (f)		2,017,914	2,029,032
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (f)		1,600,000	1,574,976

TOTAL JAMAICA			3,604,008
KAZAKHSTAN - 0.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
KazMunayGas National Co JSC 3.5% 4/14/2033 (f)		3,745,000	3,398,513
KazMunayGas National Co JSC 5.375% 4/24/2030 (f)		685,000	690,939
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (f)		4,695,000	4,352,265
TOTAL ENERGY			8,441,717
Financials - 0.1%
Financial Services - 0.1%
Development Bank of Kazakhstan JSC 16.95% 5/8/2029 (f)	KZT	943,190,000	1,969,677
TOTAL KAZAKHSTAN			10,411,394
KOREA (SOUTH) - 0.3%
Industrials - 0.1%
Electrical Equipment - 0.1%
LG Energy Solution Ltd 5.25% 4/2/2031 (f)		1,195,000	1,193,592
LG Energy Solution Ltd 5.875% 4/2/2036 (f)		1,490,000	1,505,902
TOTAL INDUSTRIALS			2,699,494
Materials - 0.2%
Metals & Mining - 0.2%
POSCO 5.75% 1/17/2028 (f)		2,950,000	2,998,288
POSCO 5.875% 1/17/2033 (f)		1,750,000	1,830,379
TOTAL MATERIALS			4,828,667
TOTAL KOREA (SOUTH)			7,528,161
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal BV 2.625% 4/28/2028 (f)		2,960,000	2,820,325
MALAYSIA - 0.6%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (f)		5,185,000	4,671,685
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petronas Capital Ltd 3.404% 4/28/2061 (f)		4,990,000	3,347,965
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (f)		5,890,000	5,846,532
TOTAL MALAYSIA			13,866,182
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (f)		2,650,000	2,685,643
MEXICO - 5.3%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (h)(i)		19,500,000	6,630,000
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Metalsa Sapi De Cv 3.75% 5/4/2031 (f)		4,945,000	4,388,688
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (f)		1,130,000	1,128,079
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (f)		1,305,000	1,283,631
FEL Energy VI SARL 5.75% 12/1/2040 (f)		2,583,782	2,501,023
Petroleos Mexicanos 6.5% 6/2/2041		2,000,000	1,791,080
Petroleos Mexicanos 6.625% 6/15/2035		21,045,000	20,372,612
Petroleos Mexicanos 6.7% 2/16/2032		11,627,000	11,714,319
Petroleos Mexicanos 6.75% 9/21/2047		3,347,000	2,861,083
Petroleos Mexicanos 6.95% 1/28/2060		3,325,000	2,812,950
Petroleos Mexicanos 7.69% 1/23/2050		33,739,000	31,444,073
TOTAL ENERGY			75,908,850
Financials - 0.6%
Banks - 0.2%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (c)(f)		1,475,000	1,456,563
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (f)		4,125,000	4,148,203
			5,604,766
Capital Markets - 0.4%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (f)		9,450,000	9,464,305
TOTAL FINANCIALS			15,069,071
Materials - 0.5%
Chemicals - 0.4%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (f)		3,435,000	2,835,438
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (f)		6,370,000	6,333,771
			9,169,209
Metals & Mining - 0.1%
Fresnillo PLC 4.25% 10/2/2050 (f)		3,785,000	2,939,052
TOTAL MATERIALS			12,108,261
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (f)		3,360,000	3,275,226
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (f)		4,669,210	4,920,180
COX Asset Mexico SA de CV 7.125% 1/8/2032 (f)		1,875,000	1,902,750
Saavi Energia Sarl 8.875% 2/10/2035 (f)		7,065,000	7,729,110
TOTAL UTILITIES			14,552,040
TOTAL MEXICO			131,932,136
MOROCCO - 0.6%
Materials - 0.6%
Chemicals - 0.6%
OCP SA 5.125% 6/23/2051 (f)		2,190,000	1,765,687
OCP SA 6.1% 4/30/2030 (f)		2,660,000	2,727,378
OCP SA 6.75% 5/2/2034 (f)		2,485,000	2,613,843
OCP SA 6.875% 4/25/2044 (f)		3,920,000	3,991,050
OCP SA 7.5% 5/2/2054 (f)		3,220,000	3,490,319

TOTAL MOROCCO			14,588,277
NIGERIA - 0.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (f)		1,679,000	1,671,042
IHS Holding Ltd 7.875% 5/29/2030 (f)		4,425,000	4,549,431
TOTAL COMMUNICATION SERVICES			6,220,473
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (f)		1,213,394	1,213,393
Materials - 0.2%
Chemicals - 0.2%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (f)		4,080,000	4,110,600
TOTAL NIGERIA			11,544,466
PAKISTAN - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Veon Midco BV 6.95% 6/1/2031 (f)		2,285,000	2,281,130
Veon Midco BV 7.45% 6/1/2033 (f)		2,415,000	2,411,439

TOTAL PAKISTAN			4,692,569
PANAMA - 0.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (f)		5,075,000	5,037,039
Media - 0.4%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (f)		9,720,000	9,272,176
TOTAL COMMUNICATION SERVICES			14,309,215
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (f)		2,115,000	1,784,806
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Generadora de Gatun SA 6.874% 9/30/2044 (f)		1,815,000	1,875,530
TOTAL PANAMA			17,969,551
PERU - 1.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
InRetail Shopping Malls 5.65% 10/16/2032 (f)		3,450,000	3,424,642
Financials - 0.2%
Banks - 0.2%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(f)		4,525,000	4,549,073
Materials - 0.6%
Metals & Mining - 0.6%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (f)		6,545,000	6,715,104
Volcan Cia Minera SAA 8.5% 10/28/2032 (f)		7,055,000	7,273,000
TOTAL MATERIALS			13,988,104
Utilities - 0.3%
Electric Utilities - 0.1%
Kallpa Generacion SA 5.5% 9/11/2035 (f)		2,285,000	2,261,305
Independent Power and Renewable Electricity Producers - 0.2%
Niagara Energy SAC 5.746% 10/3/2034 (f)		4,645,000	4,665,949
TOTAL UTILITIES			6,927,254
TOTAL PERU			28,889,073
POLAND - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ORLEN SA 6% 1/30/2035 (f)		6,010,000	6,226,961
QATAR - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (f)		4,095,000	3,730,831
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
QatarEnergy 2.25% 7/12/2031 (f)		13,045,000	11,590,744
QatarEnergy 3.125% 7/12/2041 (f)		12,920,000	9,774,755
QatarEnergy 3.3% 7/12/2051 (f)		9,635,000	6,599,975
TOTAL ENERGY			27,965,474
TOTAL QATAR			31,696,305
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (b)(h)(i)		4,020,000	200,999
SAUDI ARABIA - 4.7%
Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (f)		13,292,700	12,029,893
Green Palm Bidco Sarl 5.9573% 6/30/2041 (f)		1,475,000	1,493,438
Green Palm Bidco Sarl 6.4623% 6/30/2046 (f)		2,825,000	2,862,996
Saudi Arabian Oil Co 2.25% 11/24/2030 (f)		10,775,000	9,638,238
Saudi Arabian Oil Co 3.25% 11/24/2050 (f)		8,390,000	5,495,870
Saudi Arabian Oil Co 3.5% 11/24/2070 (f)		3,270,000	2,004,379
Saudi Arabian Oil Co 3.5% 4/16/2029 (f)		13,480,000	13,000,166
Saudi Arabian Oil Co 4.25% 4/16/2039 (f)		14,945,000	13,170,281
Saudi Arabian Oil Co 4.375% 4/16/2049 (f)		2,280,000	1,829,700
Saudi Arabian Oil Co 5.875% 7/17/2064 (f)		1,590,000	1,491,356
Saudi Arabian Oil Co 6.375% 6/2/2055 (f)		7,375,000	7,518,665
TOTAL ENERGY			70,534,982
Financials - 0.4%
Financial Services - 0.4%
Gaci First Investment Co 5% 10/13/2027 (i)		6,020,000	6,025,268
Gaci First Investment Co 5.125% 2/14/2053 (i)		1,990,000	1,719,101
Gaci First Investment Co 5.25% 10/13/2032 (i)		2,155,000	2,158,728
TOTAL FINANCIALS			9,903,097
Industrials - 1.0%
Construction & Engineering - 1.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (f)		7,035,000	7,183,861
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (f)		3,605,000	3,677,100
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (f)		9,650,000	9,990,935
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (f)		2,955,000	3,124,527
TOTAL INDUSTRIALS			23,976,423
Materials - 0.3%
Chemicals - 0.3%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (f)		2,735,000	2,690,556
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (f)		5,570,000	5,596,848
TOTAL MATERIALS			8,287,404
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (i)		3,530,000	3,505,254
TOTAL SAUDI ARABIA			116,207,160
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (f)		6,040,000	6,049,060
SOUTH AFRICA - 1.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (f)		3,485,000	3,485,000
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (f)		1,985,000	2,060,827
Materials - 0.9%
Chemicals - 0.7%
Sasol Financing USA LLC 4.375% 9/18/2026		5,960,000	5,935,683
Sasol Financing USA LLC 5.5% 3/18/2031		2,355,000	2,186,853
Sasol Financing USA LLC 8.75% 4/10/2033 (f)		1,520,000	1,573,200
Sasol Financing USA LLC 8.75% 5/3/2029 (f)		5,490,000	5,712,894
			15,408,630
Metals & Mining - 0.2%
Sibanye-Stillwater UK Financing PLC 6.25% 11/15/2031 (f)		2,675,000	2,647,003
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (f)		3,165,000	3,212,689
			5,859,692
TOTAL MATERIALS			21,268,322
Utilities - 0.4%
Electric Utilities - 0.4%
Eskom Holdings 6.35% 8/10/2028 (f)		5,840,000	5,944,025
Eskom Holdings 8.45% 8/10/2028 (f)		4,430,000	4,662,664
TOTAL UTILITIES			10,606,689
TOTAL SOUTH AFRICA			37,420,838
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (f)		2,530,000	1,732,468
TURKEY - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (f)		2,355,000	2,339,504
Financials - 0.7%
Banks - 0.7%
Akbank TAS 8.25% 12/8/2036 (c)(f)		2,285,000	2,308,992
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(f)		3,575,000	3,619,688
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (f)		3,310,000	3,273,226
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (f)		4,185,000	4,080,375
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (f)		4,455,000	4,365,900
TOTAL FINANCIALS			17,648,181
Industrials - 0.1%
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (f)		1,790,000	1,844,259
TOTAL TURKEY			21,831,944
UKRAINE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (f)		2,749,604	2,436,149
UNITED ARAB EMIRATES - 3.2%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (f)		3,530,000	3,179,206
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (f)		4,012,010	3,578,713
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (f)		10,925,000	9,543,752
TOTAL ENERGY			16,301,671
Financials - 0.9%
Financial Services - 0.9%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (f)		4,430,000	4,075,600
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (f)		2,220,000	2,266,930
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (f)		5,770,000	5,436,379
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (f)		2,925,000	2,796,563
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (f)		3,770,000	3,405,441
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (f)		2,985,000	3,057,842
TOTAL FINANCIALS			21,038,755
Industrials - 0.3%
Transportation Infrastructure - 0.3%
DP World Crescent Ltd 3.7495% 1/30/2030 (f)		4,165,000	3,938,008
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (f)		4,230,000	3,934,957
TOTAL INDUSTRIALS			7,872,965
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(f)		3,765,000	3,558,190
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(i)		5,965,000	5,923,723
Alpha Star Holding IX Ltd 7% 8/26/2028 (i)		3,565,000	3,541,578
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (i)		4,280,000	4,306,750
Sobha Sukuk Ltd 8.75% 7/17/2028 (i)		3,395,000	3,456,110
TOTAL REAL ESTATE			20,786,351
Utilities - 0.5%
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (f)		4,655,000	3,636,021
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (f)		3,320,000	3,263,128
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (f)		4,420,000	4,221,100
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (f)		2,020,000	2,020,687
TOTAL UTILITIES			13,140,936
TOTAL UNITED ARAB EMIRATES			79,140,678
UNITED KINGDOM - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(f)(h)		5,060,000	725,402
UNITED STATES - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
J&F Luxembourg Finance SARL 8% 4/23/2033 (f)		1,590,000	1,521,929
Materials - 0.1%
Containers & Packaging - 0.1%
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (f)		1,625,000	1,634,191
TOTAL UNITED STATES			3,156,120
UZBEKISTAN - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Navoi Mining & Metallurgical Co 6.7% 10/17/2028 (f)		1,335,000	1,370,461
Navoi Mining & Metallurgical Co 6.75% 5/14/2030 (f)		4,610,000	4,778,265
Navoi Mining & Metallurgical Co 6.95% 10/17/2031 (f)		2,195,000	2,315,725
Navoiyuran State Enterprise 6.7% 7/2/2030 (f)		3,435,000	3,499,406

TOTAL UZBEKISTAN			11,963,857
VENEZUELA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos de Venezuela SA 12.75% (f)(h)		1,258,333	633,571
Petroleos de Venezuela SA 5.375% (h)(i)		4,800,000	1,759,200
Petroleos de Venezuela SA 5.5% (h)(i)		315,000	115,565
Petroleos de Venezuela SA 6% (f)(h)		11,650,000	4,383,429
Petroleos de Venezuela SA 6% (f)(h)		9,300,000	3,482,850
Petroleos de Venezuela SA 9.75% (f)(h)		1,265,000	562,672

TOTAL VENEZUELA			10,937,287
VIETNAM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (f)		2,404,664	2,370,714
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)		4,335,000	4,440,731
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,044,522,015)			1,000,622,304

Preferred Securities - 2.5%
	Principal Amount (a)	Value ($)
BRAZIL - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Cosan Overseas Ltd 8.25% (g)(i)	5,876,000	5,880,575
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA 7.5% (c)(f)(g)	2,755,000	2,972,982
Banco de Credito e Inversiones SA 8.75% (c)(f)(g)	2,785,000	3,074,821
Banco del Estado de Chile 7.95% (c)(f)(g)	2,485,000	2,662,583

TOTAL CHILE		8,710,386
HONG KONG - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
CAS Capital No 1 Ltd 4% (c)(g)(i)	6,695,000	6,811,561
KUWAIT - 0.1%
Financials - 0.1%
Banks - 0.1%
NBK Tier 1 Ltd 3.625% (c)(f)(g)	2,490,000	2,510,960
MEXICO - 1.2%
Financials - 0.7%
Banks - 0.7%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(f)(g)	7,260,000	7,390,064
Banco Mercantil del Norte SA/Grand Cayman 8% (c)(f)(g)	745,000	747,257
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(f)(g)	1,905,000	1,965,500
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(f)	2,615,000	2,623,721
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(f)	2,930,000	3,173,664
TOTAL FINANCIALS		15,900,206
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV 7.2% (c)(f)(g)	10,830,000	11,515,633
TOTAL MEXICO		27,415,839
MOROCCO - 0.2%
Materials - 0.2%
Chemicals - 0.2%
OCP SA 6.7405% (c)(f)(g)	4,010,000	4,042,732
OCP SA 7.3682% (c)(f)(g)	690,000	697,983

TOTAL MOROCCO		4,740,715
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC loan participation 5 year U.S. Treasury Index + 4.572%, 6.95% (b)(c)(e)(g)(h)(i)	982,000	49,099
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(f)(g)(h)	2,960,000	148,000

TOTAL RUSSIA		197,099
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (c)(g)(i)	3,150,000	3,187,683
UNITED ARAB EMIRATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Emirates NBD Bank PJSC 6.25% (c)(g)(i)	3,580,000	3,708,787
TOTAL PREFERRED SECURITIES (Cost $64,626,482)		63,163,605

U.S. Treasury Obligations - 3.1%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12	6,190,000	4,281,981
US Treasury Bonds 3.625% 2/15/2053	3.92 to 5.06	14,989,000	11,986,516
US Treasury Bonds 4.625% 11/15/2045	5.02	11,635,000	11,175,054
US Treasury Notes 2.875% 5/15/2032 (m)(n)	2.91 to 2.95	10,848,000	10,071,266
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	9,396,000	9,213,953
US Treasury Notes 3.75% 5/31/2030	3.84	1,994,000	1,962,454
US Treasury Notes 4% 2/28/2030	3.40	4,819,000	4,789,822
US Treasury Notes 4.125% 3/31/2031	4.66	7,644,000	7,615,335
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	11,046,000	11,221,988
US Treasury Notes 4.625% 9/30/2030	5.00	3,851,000	3,913,880
TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,694,978)			76,232,249

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $157,149,322)	3.69	157,118,413	157,149,837

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $2,481,156,551)	2,451,560,065
NET OTHER ASSETS (LIABILITIES) - 1.5%	38,208,263
NET ASSETS - 100.0%	2,489,768,328

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	812	9/2026	89,117,000	499,664

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 45 Index	6/2031	ICE	(1%)	Quarterly	22,810,000	(187,270)	0	(187,270)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Lunar	1D TIIE(4)	Lunar	CME	8/2026	MXN	42,000,000	3,025	0	3,025

(1)Swaps with CME Group (CME) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,455,806,077 or 58.5% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.
(h)	Non-income producing - Security is in default.
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $119,978,602 or 4.8% of net assets.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Zero coupon bond which is issued at a discount.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $414,994.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,666,475.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	177,707,196	325,899,530	346,456,912	3,009,854	(864)	887	157,149,837	157,118,413	0.2%
Total	177,707,196	325,899,530	346,456,912	3,009,854	(864)	887	157,149,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bank Loan Obligations
Energy	344,847	-	-	344,847

Common Stocks
Industrials	5,120,209	1,354,730	3,765,479	-

Convertible Preferred Stocks
Materials	5,844,525	-	5,844,525	-

Foreign Government and Government Agency Obligations	1,143,082,489	-	1,143,082,489	-

Non-Convertible Corporate Bonds
Communication Services	69,349,088	-	69,349,088	-
Consumer Discretionary	34,909,878	-	34,909,878	-
Consumer Staples	30,880,498	-	30,880,498	-
Energy	340,452,641	-	340,452,641	-
Financials	96,753,136	-	96,753,136	-
Health Care	10,928,823	-	10,928,823	-
Industrials	66,962,742	-	66,962,742	-
Information Technology	1,213,393	-	1,213,393	-
Materials	234,666,690	-	233,740,289	926,401
Real Estate	27,566,831	-	27,566,831	-
Utilities	86,938,584	-	86,938,584	-

Preferred Securities
Communication Services	6,811,561	-	6,811,561	-
Consumer Staples	5,880,575	-	5,880,575	-
Financials	34,215,121	-	34,018,022	197,099
Materials	16,256,348	-	16,256,348	-

U.S. Treasury Obligations	76,232,249	-	76,232,249	-

Money Market Funds	157,149,837	157,149,837	-	-
Total Investments in Securities:	2,451,560,065	158,504,567	2,291,587,151	1,468,347
Derivative Instruments:

Assets
Futures Contracts	499,664	499,664	-	-
Swaps	3,025	-	3,025	-
Total Assets	502,689	499,664	3,025	-

Liabilities
Swaps	(187,270)	-	(187,270)	-
Total Liabilities	(187,270)	-	(187,270)	-
Total Derivative Instruments:	315,419	499,664	(184,245)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	-	(187,270)
Total Credit Risk	-	(187,270)
Interest Rate Risk
Futures Contracts (b)	499,664	-
Swaps (a)	3,025	-
Total Interest Rate Risk	502,689	-
Total Value of Derivatives	502,689	(187,270)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Debt Central Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,324,007,229)	$2,294,410,228
Fidelity Central Funds (cost $157,149,322)	157,149,837

Total Investment in Securities (cost $2,481,156,551)		$2,451,560,065
Cash		2,091,865
Foreign currency held at value (cost $903,091)		906,419
Receivable for investments sold		215,808
Interest receivable		38,480,249
Distributions receivable from Fidelity Central Funds		456,214
Receivable for daily variation margin on centrally cleared swaps		20,228
Other receivables		29,589
Total assets		2,493,760,437
Liabilities
Payable for investments purchased	$3,547,946
Payable for variation margin on futures contracts	355,250
Other payables and accrued expenses	88,913
Total liabilities		3,992,109
Net Assets		$2,489,768,328
Net Assets consist of:
Paid in capital		$2,821,950,834
Total accumulated earnings (loss)		(332,182,506)
Net Assets		$2,489,768,328
Net Asset Value, offering price and redemption price per share ($2,489,768,328 ÷ 291,053,256 shares)		$8.55
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$2,289,668
Interest		69,532,456
Income from Fidelity Central Funds		3,009,854
Income before foreign taxes withheld		$74,831,978
Less foreign taxes withheld		(303,556)
Total income		74,528,422
Expenses
Custodian fees and expenses	$11,496
Independent trustees' fees and expenses	2,750
Legal	85,369
Total expenses before reductions	99,615
Expense reductions	(10,119)
Total expenses after reductions		89,496
Net Investment income (loss)		74,438,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,381,877)
Fidelity Central Funds	(864)
Foreign currency transactions	(52,928)
Futures contracts	(2,815,326)
Swaps	(7,827)
Total net realized gain (loss)		(21,258,822)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,997)	28,730,479
Fidelity Central Funds	887
Assets and liabilities in foreign currencies	(18,008)
Futures contracts	972,935
Swaps	(162,081)
Total change in net unrealized appreciation (depreciation)		29,524,212
Net gain (loss)		8,265,390
Net increase (decrease) in net assets resulting from operations		$82,704,316
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,438,926	$147,735,565
Net realized gain (loss)	(21,258,822)	(15,016,435)
Change in net unrealized appreciation (depreciation)	29,524,212	131,720,464
Net increase (decrease) in net assets resulting from operations	82,704,316	264,439,594
Distributions to shareholders	(65,862,044)	(137,929,464)

Affiliated share transactions
Proceeds from sales of shares	26,844,218	-
Reinvestment of distributions	65,862,044	137,929,464
Cost of shares redeemed	(29,750,826)	(82,772,413)

Net increase (decrease) in net assets resulting from share transactions	62,955,436	55,157,051
Total increase (decrease) in net assets	79,797,708	181,667,181

Net Assets
Beginning of period	2,409,970,620	2,228,303,439
End of period	$2,489,768,328	$2,409,970,620

Other Information
Shares
Sold	3,150,054	-
Issued in reinvestment of distributions	7,738,475	16,665,371
Redeemed	(3,466,781)	(10,156,971)
Net increase (decrease)	7,421,748	6,508,400

Financial Highlights
Fidelity® Emerging Markets Debt Central Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.50	$8.04	$7.87	$7.54	$8.98	$9.37
Income from Investment Operations
Net investment income (loss) A,B	.261	.529	.488	.507	.438	.437
Net realized and unrealized gain (loss)	.020	.425	.133	.283	(1.468)	(.428)
Total from investment operations	.281	.954	.621	.790	(1.030)	.009
Distributions from net investment income	(.231)	(.494)	(.451)	(.460)	(.410)	(.399)
Total distributions	(.231)	(.494)	(.451)	(.460)	(.410)	(.399)
Net asset value, end of period	$8.55	$8.50	$8.04	$7.87	$7.54	$8.98
Total Return C,D	3.35%	12.20%	8.07%	10.91%	(11.47)%	.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.01%	.01%	.02%	-% H	-% H
Expenses net of fee waivers, if any	.01 % G	.01%	.01%	.02%	-% H	-% H
Expenses net of all reductions, if any	.01% G	.01%	.01%	.02%	-% H	-% H
Net investment income (loss)	6.18% G	6.42%	6.10%	6.72%	5.58%	4.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,489,768	$2,409,971	$2,228,303	$2,139,452	$2,172,251	$2,751,450
Portfolio turnover rate I	19 % G	20%	18% J	21%	22%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Emerging Markets Debt Local Currency Central Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 84.1%
		Principal Amount (a)	Value ($)
BRAZIL - 8.0%
Brazilian Federative Republic 10% 1/1/2027	BRL	33,000,000	6,278,154
Brazilian Federative Republic 10% 1/1/2029	BRL	23,000,000	4,107,664
Brazilian Federative Republic 10% 1/1/2031	BRL	49,500,000	8,328,907
Brazilian Federative Republic 10% 1/1/2033	BRL	18,500,000	2,972,725
Brazilian Federative Republic 10% 1/1/2035	BRL	18,750,000	2,914,716
Brazilian Federative Republic Treasury Bills 0% 1/1/2029 (d)	BRL	32,500,000	4,532,234
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (d)	BRL	54,000,000	6,587,405
Brazilian Federative Republic Treasury Bills 0% 1/1/2032 (d)	BRL	17,250,000	1,606,629
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (d)	BRL	30,750,000	5,956,647
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (d)	BRL	24,500,000	4,175,069
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (d)	BRL	29,250,000	4,362,137
TOTAL BRAZIL			51,822,287
CHILE - 1.6%
Chilean Republic 4.7% 9/1/2030 (b)(c)	CLP	885,000,000	946,225
Chilean Republic 5% 3/1/2035	CLP	3,320,000,000	3,500,572
Chilean Republic 5.3% 11/1/2037 (b)(c)	CLP	725,000,000	771,527
Chilean Republic 6% 1/1/2043	CLP	225,000,000	254,279
Chilean Republic 6% 4/1/2033 (b)(c)	CLP	4,635,000,000	5,192,052
TOTAL CHILE			10,664,655
CHINA - 4.3%
Peoples Republic of China 1.78% 9/15/2032	CNY	55,500,000	8,294,634
Peoples Republic of China 1.83% 8/25/2035	CNY	3,250,000	482,980
Peoples Republic of China 1.88% 4/25/2055	CNY	22,250,000	3,042,391
Peoples Republic of China 2.04% 11/25/2034	CNY	23,000,000	3,493,803
Peoples Republic of China 2.49% 5/25/2044	CNY	10,000,000	1,550,719
Peoples Republic of China 2.57% 5/20/2054	CNY	32,750,000	5,124,591
Peoples Republic of China 2.88% 2/25/2033	CNY	19,750,000	3,164,010
Peoples Republic of China 3.12% 10/25/2052	CNY	12,000,000	2,069,973
Peoples Republic of China 3.81% 9/14/2050	CNY	5,050,000	956,731
TOTAL CHINA			28,179,832
COLOMBIA - 4.5%
Colombian Republic 11% 8/22/2029	COP	8,000,000,000	2,265,068
Colombian Republic 11.5% 7/25/2046	COP	14,050,000,000	3,983,163
Colombian Republic 11.75% 1/24/2035	COP	5,000,000,000	1,434,866
Colombian Republic 12.75% 11/28/2040	COP	7,250,000,000	2,209,803
Colombian Republic 13.25% 2/9/2033	COP	5,250,000,000	1,618,249
Colombian Republic 5.75% 11/3/2027	COP	6,250,000,000	1,678,734
Colombian Republic 6% 4/28/2028	COP	18,350,000,000	4,809,653
Colombian Republic 7% 3/26/2031	COP	3,250,000,000	781,725
Colombian Republic 7% 6/30/2032	COP	20,800,000,000	4,817,160
Colombian Republic 7.25% 10/18/2034	COP	17,050,000,000	3,776,821
Colombian Republic 7.25% 10/26/2050	COP	3,950,000,000	734,872
Colombian Republic 9.25% 5/28/2042	COP	6,925,000,000	1,644,151
TOTAL COLOMBIA			29,754,265
CZECH REPUBLIC - 4.2%
Czech Republic 0.95% 5/15/2030 (c)	CZK	130,750,000	5,491,385
Czech Republic 1.2% 3/13/2031	CZK	213,880,000	8,872,647
Czech Republic 1.5% 4/24/2040	CZK	12,000,000	377,437
Czech Republic 1.75% 6/23/2032	CZK	53,000,000	2,178,685
Czech Republic 1.95% 7/30/2037	CZK	32,500,000	1,175,214
Czech Republic 2% 10/13/2033	CZK	122,000,000	4,898,858
Czech Republic 2.75% 7/23/2029	CZK	24,750,000	1,124,314
Czech Republic 3.5% 5/30/2035	CZK	16,000,000	699,000
Czech Republic 3.6% 6/3/2036	CZK	40,090,000	1,744,567
Czech Republic 4.5% 11/11/2032	CZK	27,250,000	1,298,577
TOTAL CZECH REPUBLIC			27,860,684
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 10.75% 6/1/2036 (c)	DOP	54,800,000	988,496
Dominican Republic 13.625% 2/3/2033 (b)	DOP	17,000,000	339,188
TOTAL DOMINICAN REPUBLIC			1,327,684
EGYPT - 0.8%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	7,000,000	126,997
Arab Republic of Egypt 16.1% 5/7/2029	EGP	2,500,000	42,413
Arab Republic of Egypt Treasury Bills 0% 12/1/2026 (d)	EGP	70,750,000	1,305,584
Arab Republic of Egypt Treasury Bills 0% 3/30/2027 (d)	EGP	100,000,000	1,719,702
Arab Republic of Egypt Treasury Bills 0% 7/14/2026 (d)	EGP	103,000,000	2,080,127
TOTAL EGYPT			5,274,823
HUNGARY - 2.6%
Hungary Government 2% 5/23/2029	HUF	755,000,000	2,232,285
Hungary Government 2.25% 4/20/2033	HUF	165,000,000	446,826
Hungary Government 2.25% 6/22/2034	HUF	125,000,000	328,894
Hungary Government 3% 10/27/2038	HUF	940,000,000	2,452,594
Hungary Government 3% 8/21/2030	HUF	450,000,000	1,337,106
Hungary Government 3.25% 10/22/2031	HUF	400,000,000	1,179,455
Hungary Government 4.75% 11/24/2032	HUF	240,000,000	758,724
Hungary Government 6.75% 10/22/2028	HUF	1,179,250,000	3,922,538
Hungary Government 6.75% 7/23/2031	HUF	935,000,000	3,227,133
Hungary Government 7% 10/24/2035	HUF	400,000,000	1,463,758
TOTAL HUNGARY			17,349,313
INDIA - 7.8%
Republic of India 6.33% 5/5/2035	INR	125,000,000	1,290,125
Republic of India 6.48% 10/6/2035	INR	471,000,000	4,889,987
Republic of India 6.54% 1/17/2032	INR	280,000,000	2,957,799
Republic of India 6.67% 12/17/2050	INR	362,000,000	3,537,575
Republic of India 6.79% 10/7/2034	INR	774,750,000	8,225,146
Republic of India 7.1% 4/8/2034	INR	115,000,000	1,243,221
Republic of India 7.17% 4/17/2030	INR	336,500,000	3,650,882
Republic of India 7.18% 7/24/2037	INR	690,000,000	7,494,224
Republic of India 7.18% 8/14/2033	INR	360,000,000	3,909,555
Republic of India 7.26% 2/6/2033	INR	135,000,000	1,472,750
Republic of India 7.26% 8/22/2032	INR	306,000,000	3,340,738
Republic of India 7.3% 6/19/2053	INR	471,000,000	4,960,513
Republic of India 7.32% 11/13/2030	INR	241,000,000	2,633,592
Republic of India 7.38% 6/20/2027	INR	100,000,000	1,073,205
TOTAL INDIA			50,679,312
INDONESIA - 7.6%
Indonesia Government 6.375% 4/15/2032	IDR	87,000,000,000	4,683,327
Indonesia Government 6.5% 2/15/2031	IDR	77,250,000,000	4,201,662
Indonesia Government 6.5% 4/15/2036	IDR	43,500,000,000	2,319,812
Indonesia Government 6.5% 7/15/2030	IDR	49,750,000,000	2,719,833
Indonesia Government 6.625% 2/15/2034	IDR	62,250,000,000	3,364,868
Indonesia Government 6.75% 7/15/2035	IDR	68,300,000,000	3,707,111
Indonesia Government 6.875% 4/15/2029	IDR	51,000,000,000	2,828,120
Indonesia Government 7% 9/15/2030	IDR	43,000,000,000	2,388,375
Indonesia Government 7.125% 6/15/2038	IDR	46,500,000,000	2,574,653
Indonesia Government 7.125% 6/15/2042	IDR	52,000,000,000	2,869,016
Indonesia Government 7.125% 6/15/2043	IDR	14,100,000,000	779,128
Indonesia Government 7.125% 8/15/2040	IDR	87,754,000,000	4,866,224
Indonesia Government 7.5% 4/15/2040	IDR	32,700,000,000	1,863,607
Indonesia Government 7.5% 8/15/2032	IDR	43,000,000,000	2,439,793
Indonesia Government 8.25% 5/15/2029	IDR	67,500,000,000	3,875,090
Indonesia Government 8.25% 5/15/2036	IDR	15,750,000,000	943,855
Indonesia Government 8.375% 3/15/2034	IDR	33,300,000,000	1,987,493
Indonesia Government 8.375% 4/15/2039	IDR	19,750,000,000	1,202,061
TOTAL INDONESIA			49,614,028
MALAYSIA - 4.9%
Malaysia Government 3.476% 7/2/2035	MYR	8,500,000	2,057,853
Malaysia Government 3.757% 5/22/2040	MYR	13,750,000	3,309,391
Malaysia Government 3.828% 7/5/2034	MYR	15,650,000	3,888,671
Malaysia Government 3.917% 7/15/2055	MYR	9,000,000	2,136,536
Malaysia Government 4.054% 4/18/2039	MYR	4,500,000	1,122,301
Malaysia Government 4.065% 6/15/2050	MYR	7,250,000	1,774,679
Malaysia Government 4.18% 5/16/2044	MYR	24,750,000	6,228,215
Malaysia Government 4.457% 3/31/2053	MYR	3,250,000	842,900
Malaysia Government 4.642% 11/7/2033	MYR	12,000,000	3,135,980
Malaysia Government 4.696% 10/15/2042	MYR	14,100,000	3,767,306
Malaysia Government 4.736% 3/15/2046	MYR	3,250,000	875,789
Malaysia Government 4.762% 4/7/2037	MYR	8,250,000	2,198,883
Malaysia Government 4.893% 6/8/2038	MYR	4,000,000	1,077,141
TOTAL MALAYSIA			32,415,645
MEXICO - 10.5%
United Mexican States 10% 11/20/2036	MXN	5,000,000	304,099
United Mexican States 7% 9/3/2026	MXN	27,500,000	1,573,480
United Mexican States 7.5% 5/26/2033	MXN	102,400,000	5,465,510
United Mexican States 7.5% 6/3/2027	MXN	218,925,000	12,571,459
United Mexican States 7.75% 11/13/2042	MXN	195,350,000	9,534,253
United Mexican States 7.75% 11/23/2034	MXN	178,500,000	9,487,626
United Mexican States 8% 2/21/2036	MXN	24,750,000	1,319,785
United Mexican States 8% 7/31/2053	MXN	160,200,000	7,756,589
United Mexican States 8.5% 11/18/2038	MXN	16,000,000	859,311
United Mexican States 8.5% 2/28/2030	MXN	66,250,000	3,815,612
United Mexican States 8.5% 5/31/2029	MXN	265,000,000	15,363,560
TOTAL MEXICO			68,051,284
PERU - 1.8%
Peruvian Republic 5.35% 8/12/2040	PEN	1,850,000	470,654
Peruvian Republic 5.4% 8/12/2034	PEN	5,350,000	1,525,623
Peruvian Republic 6.15% 8/12/2032	PEN	8,000,000	2,529,959
Peruvian Republic 6.85% 8/12/2035 (b)(c)	PEN	11,250,000	3,454,932
Peruvian Republic 6.9% 8/12/2037	PEN	3,750,000	1,120,801
Peruvian Republic 7.3% 8/12/2033 (b)(c)	PEN	1,500,000	490,423
Peruvian Republic 7.6% 8/12/2039 (b)(c)	PEN	6,500,000	2,035,187
TOTAL PERU			11,627,579
POLAND - 7.1%
Republic of Poland 1.25% 10/25/2030	PLN	32,550,000	7,566,741
Republic of Poland 1.75% 4/25/2032	PLN	21,250,000	4,795,019
Republic of Poland 2.75% 4/25/2028	PLN	18,000,000	4,684,878
Republic of Poland 4.5% 7/25/2030	PLN	31,750,000	8,446,334
Republic of Poland 5% 1/25/2030	PLN	23,500,000	6,374,792
Republic of Poland 5% 10/25/2034	PLN	17,000,000	4,485,084
Republic of Poland 5% 10/25/2035	PLN	25,850,000	6,758,190
Republic of Poland 6% 10/25/2033	PLN	13,500,000	3,806,425
TOTAL POLAND			46,917,463
ROMANIA - 3.4%
Romanian Republic 3.65% 9/24/2031	RON	3,000,000	572,831
Romanian Republic 4.25% 4/28/2036	RON	2,000,000	359,329
Romanian Republic 4.75% 10/11/2034	RON	16,750,000	3,212,307
Romanian Republic 4.85% 7/25/2029	RON	14,500,000	3,025,735
Romanian Republic 5% 2/12/2029	RON	20,250,000	4,273,226
Romanian Republic 6.7% 2/25/2032	RON	3,250,000	710,495
Romanian Republic 6.85% 7/29/2030	RON	17,250,000	3,799,923
Romanian Republic 7.2% 10/30/2033	RON	14,750,000	3,310,788
Romanian Republic 7.5% 7/27/2033	RON	6,250,000	1,425,480
Romanian Republic 7.65% 7/27/2031	RON	8,500,000	1,936,947
TOTAL ROMANIA			22,627,061
SOUTH AFRICA - 7.3%
South African Republic 11.625% 3/31/2053	ZAR	14,000,000	1,093,959
South African Republic 6.25% 3/31/2036	ZAR	38,500,000	2,013,041
South African Republic 6.5% 2/28/2041	ZAR	53,000,000	2,605,995
South African Republic 7% 2/28/2031	ZAR	73,250,000	4,317,491
South African Republic 8% 1/31/2030	ZAR	39,250,000	2,415,510
South African Republic 8.25% 3/31/2032	ZAR	53,000,000	3,269,199
South African Republic 8.5% 1/31/2037	ZAR	122,000,000	7,411,594
South African Republic 8.75% 1/31/2044	ZAR	100,000,000	5,990,537
South African Republic 8.75% 2/28/2048	ZAR	113,500,000	6,806,587
South African Republic 8.875% 2/28/2035	ZAR	157,250,000	9,943,687
South African Republic 9% 1/31/2040	ZAR	35,000,000	2,159,396
TOTAL SOUTH AFRICA			48,026,996
THAILAND - 4.4%
Kingdom of Thailand 1.585% 12/17/2035	THB	74,000,000	2,135,928
Kingdom of Thailand 1.6% 6/17/2035	THB	174,500,000	5,064,714
Kingdom of Thailand 2% 6/17/2042	THB	92,500,000	2,513,876
Kingdom of Thailand 2.41% 3/17/2035	THB	45,000,000	1,397,502
Kingdom of Thailand 2.7% 6/17/2040	THB	60,000,000	1,846,723
Kingdom of Thailand 2.8% 6/17/2034	THB	84,750,000	2,711,350
Kingdom of Thailand 2.875% 6/17/2046	THB	9,200,000	271,874
Kingdom of Thailand 3.3% 6/17/2038	THB	109,500,000	3,624,845
Kingdom of Thailand 3.35% 6/17/2033	THB	24,900,000	822,163
Kingdom of Thailand 3.39% 6/17/2037	THB	45,000,000	1,507,844
Kingdom of Thailand 3.45% 6/17/2043	THB	178,600,000	5,767,311
Kingdom of Thailand 3.775% 6/25/2032	THB	45,000,000	1,509,740
TOTAL THAILAND			29,173,870
TURKEY - 2.8%
Turkish Republic 10.5% 8/11/2027	TRY	15,250,000	251,899
Turkish Republic 17.3% 7/19/2028	TRY	25,000,000	392,582
Turkish Republic 17.8% 7/13/2033	TRY	18,000,000	243,608
Turkish Republic 26.2% 10/5/2033	TRY	62,000,000	1,137,755
Turkish Republic 30% 9/12/2029	TRY	60,000,000	1,156,685
Turkish Republic 31.08% 11/8/2028	TRY	61,750,000	1,223,847
Turkish Republic 36% 8/12/2026	TRY	414,270,000	8,860,673
Turkish Republic 37.84% 7/14/2027	TRY	244,250,000	5,253,237
TOTAL TURKEY			18,520,286
URUGUAY - 0.2%
Uruguay Republic 9.75% 7/20/2033	UYU	41,930,820	1,159,865
UZBEKISTAN - 0.1%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	10,270,000,000	912,777
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $543,080,603)			551,959,709

Non-Convertible Corporate Bonds - 2.7%
		Principal Amount (a)	Value ($)
GEORGIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of Georgia JSC 11.5% 11/17/2028 (b)	GEL	3,250,000	1,240,133
MULTI-NATIONAL - 2.5%
Financials - 2.5%
Banks - 1.8%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	150,500,000	1,579,419
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	558,500,000	5,773,469
Inter-American Development Bank 5.1% 11/17/2026	IDR	5,000,000,000	277,349
Inter-American Development Bank 7% 1/25/2029	INR	245,000,000	2,560,399
Inter-American Development Bank 7.35% 10/6/2030	INR	115,000,000	1,211,184
			11,401,820
Financial Services - 0.7%
International Bank for Reconstruction & Development 1.9% 9/25/2029	CNY	11,000,000	1,629,517
International Bank for Reconstruction & Development 10% 9/16/2026	KZT	350,000,000	721,693
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	246,500,000	2,572,257
			4,923,467
TOTAL MULTI-NATIONAL			16,325,287
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $18,818,980)			17,565,420

U.S. Treasury Obligations - 0.5%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $3,171,339)	3.62	3,185,000	3,171,118

Money Market Funds - 11.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $76,294,391)	3.69	76,279,135	76,294,391

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $641,365,313)	648,990,638
NET OTHER ASSETS (LIABILITIES) - 1.1%	7,546,477
NET ASSETS - 100.0%	656,537,115

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	8,353,000	USD	1,627,789	Goldman Sachs Bank USA	8/2026	(22,901)
BRL	13,335,000	USD	2,668,548	JPMorgan Chase Bank NA	8/2026	(106,453)
CLP	1,501,846,000	USD	1,689,195	Bank of America NA	8/2026	(59,297)
CLP	620,193,000	USD	697,050	Citibank NA	8/2026	(23,977)
CNY	14,000,000	USD	2,059,687	BNP Paribas SA	8/2026	8,488
CNY	12,918,000	USD	1,906,153	Bank of America NA	8/2026	2,182
CNY	161,186,000	USD	23,750,976	Goldman Sachs Bank USA	8/2026	60,516
COP	6,939,400,000	USD	2,002,459	Citibank NA	8/2026	11,626
COP	8,089,900,000	USD	2,141,403	Citibank NA	8/2026	206,601
EUR	1,358,000	USD	1,589,125	Goldman Sachs Bank USA	8/2026	(35,262)
HUF	459,663,000	USD	1,519,396	Canadian Imperial Bank of Commerce	8/2026	(45,396)
HUF	701,609,000	USD	2,294,518	Canadian Imperial Bank of Commerce	8/2026	(44,671)
HUF	536,775,000	USD	1,727,465	Citibank NA	8/2026	(6,190)
HUF	455,484,000	USD	1,490,500	State Street Bank & Trust Co	8/2026	(29,901)
IDR	25,390,700,000	USD	1,406,064	Bank of America NA	8/2026	9,772
IDR	18,543,400,000	USD	1,031,696	Bank of America NA	8/2026	2,321
IDR	29,028,000,000	USD	1,621,042	Citibank NA	8/2026	(2,383)
IDR	64,620,700,000	USD	3,626,302	HSBC Bank USA NA	8/2026	(22,922)
IDR	60,487,900,000	USD	3,383,181	JPMorgan Chase Bank NA	8/2026	(10,255)
INR	61,486,000	USD	638,153	Bank of America NA	8/2026	9,459
INR	431,936,000	USD	4,533,457	Citibank NA	8/2026	15,982
INR	365,766,000	USD	3,835,513	Goldman Sachs Bank USA	8/2026	16,979
INR	121,080,000	USD	1,279,794	Goldman Sachs Bank USA	8/2026	(4,498)
INR	206,317,000	USD	2,161,746	JPMorgan Chase Bank NA	8/2026	11,323
KRW	5,013,200,000	USD	3,272,132	Bank of America NA	8/2026	(31,293)
KRW	2,455,700,000	USD	1,644,468	Bank of America NA	8/2026	(56,953)
KRW	2,401,900,000	USD	1,608,623	Bank of America NA	8/2026	(55,889)
KRW	4,669,600,000	USD	3,193,107	Goldman Sachs Bank USA	8/2026	(174,393)
KZT	859,007,000	USD	1,734,492	Goldman Sachs Bank USA	8/2026	41,516
KZT	1,162,035,000	USD	2,442,398	Goldman Sachs Bank USA	8/2026	(39,875)
KZT	797,832,000	USD	1,612,596	JPMorgan Chase Bank NA	8/2026	36,932
MXN	57,656,578	USD	3,299,413	State Street Bank & Trust Co	7/2026	(2,396)
MXN	32,121,000	USD	1,849,221	Bank of America NA	8/2026	(17,696)
MXN	41,882,000	USD	2,416,548	Bank of America NA	8/2026	(28,455)
MXN	39,170,000	USD	2,234,400	Bank of America NA	8/2026	(944)
MXN	28,974,000	USD	1,656,047	JPMorgan Chase Bank NA	8/2026	(3,962)
MXN	27,895,000	USD	1,597,981	JPMorgan Chase Bank NA	8/2026	(7,421)
MXN	34,581,000	USD	1,976,439	State Street Bank & Trust Co	8/2026	(4,646)
MXN	25,007,000	USD	1,443,844	State Street Bank & Trust Co	8/2026	(17,955)
MYR	5,715,000	USD	1,403,763	Goldman Sachs Bank USA	8/2026	(3,662)
MYR	104,375,000	USD	26,708,718	Goldman Sachs Bank USA	8/2026	(1,138,203)
NZD	2,696,000	USD	1,617,565	Bank of America NA	8/2026	(84,561)
PEN	3,795,000	USD	1,112,903	Bank of America NA	8/2026	(3,975)
PLN	5,688,000	USD	1,567,371	Bank of America NA	8/2026	(55,410)
PLN	5,989,000	USD	1,641,302	Canadian Imperial Bank of Commerce	8/2026	(49,330)
PLN	33,988,000	USD	9,459,328	Canadian Imperial Bank of Commerce	8/2026	(424,772)
PLN	6,276,000	USD	1,732,793	Goldman Sachs Bank USA	8/2026	(64,531)
RON	9,340,000	USD	2,054,576	Bank of America NA	8/2026	(21,612)
RON	8,010,000	USD	1,767,627	HSBC Bank USA NA	8/2026	(24,153)
RON	10,537,000	USD	2,318,331	JPMorgan Chase Bank NA	8/2026	(24,825)
SEK	29,500,000	USD	3,152,650	Citibank NA	8/2026	(104,490)
SEK	29,563,000	USD	3,184,202	Goldman Sachs Bank USA	8/2026	(129,532)
THB	51,927,000	USD	1,604,738	JPMorgan Chase Bank NA	8/2026	(37,508)
THB	587,703,000	USD	18,328,575	JPMorgan Chase Bank NA	8/2026	(590,871)
USD	1,626,208	AUD	2,318,000	Bank of America NA	8/2026	22,368
USD	1,648,015	AUD	2,381,000	JPMorgan Chase Bank NA	8/2026	584
USD	3,019,105	BRL	15,645,000	Bank of America NA	8/2026	13,182
USD	1,163,570	BRL	6,043,000	Goldman Sachs Bank USA	8/2026	2,509
USD	3,171,032	BRL	16,503,000	JPMorgan Chase Bank NA	8/2026	259
USD	1,620,882	CAD	2,257,000	Citibank NA	8/2026	27,009
USD	1,704,207	CAD	2,379,000	JPMorgan Chase Bank NA	8/2026	24,180
USD	428,434	CLP	394,746,000	Goldman Sachs Bank USA	8/2026	31
USD	1,926,707	CLP	1,727,293,000	HSBC Bank USA NA	8/2026	52,140
USD	2,404,267	CNY	16,313,000	BNP Paribas SA	8/2026	(5,600)
USD	409,428	COP	1,412,715,222	NOMURA SECS INTERNATIONAL INC	7/2026	(3,862)
USD	809,605	COP	2,933,200,000	BNP Paribas SA	8/2026	(41,724)
USD	1,385,606	COP	5,156,700,000	JPMorgan Chase Bank NA	8/2026	(111,069)
USD	4,829,849	EUR	4,087,000	Royal Bank of Canada	8/2026	153,384
USD	1,647,972	GBP	1,242,000	Bank of America NA	8/2026	556
USD	1,648,918	HUF	508,991,000	State Street Bank & Trust Co	8/2026	16,738
USD	1,474,792	HUF	459,663,000	State Street Bank & Trust Co	8/2026	792
USD	1,666,801	IDR	29,028,000,000	Goldman Sachs Bank USA	8/2026	48,141
USD	2,434,107	IDR	43,405,000,000	JPMorgan Chase Bank NA	8/2026	13,758
USD	1,630,431	ILS	4,878,000	Citibank NA	8/2026	(10,200)
USD	1,276,376	INR	123,151,000	Bank of America NA	8/2026	(20,733)
USD	732,789	INR	69,390,000	Goldman Sachs Bank USA	8/2026	1,927
USD	1,678,000	KRW	2,538,800,000	Canadian Imperial Bank of Commerce	8/2026	36,764
USD	1,617,889	KRW	2,474,400,000	HSBC Bank USA NA	8/2026	18,286
USD	3,124,662	KRW	4,852,600,000	JPMorgan Chase Bank NA	8/2026	(12,355)
USD	3,051,505	KRW	4,674,600,000	JPMorgan Chase Bank NA	8/2026	29,558
USD	1,494,491	KZT	748,501,000	Citibank NA	8/2026	(53,044)
USD	626,634	MXN	10,823,000	HSBC Bank USA NA	8/2026	9,511
USD	5,680,607	MXN	99,010,000	State Street Bank & Trust Co	8/2026	35,101
USD	3,719,291	MXN	65,171,000	State Street Bank & Trust Co	8/2026	3,269
USD	2,702,984	MYR	10,896,000	Goldman Sachs Bank USA	8/2026	33,606
USD	1,576,834	NZD	2,696,000	BNP Paribas SA	8/2026	43,829
USD	2,159,136	PLN	7,886,000	Canadian Imperial Bank of Commerce	8/2026	62,910
USD	3,294,004	PLN	11,952,000	Citibank NA	8/2026	116,970
USD	4,364,558	PLN	16,051,000	JPMorgan Chase Bank NA	8/2026	97,944
USD	3,099,894	PLN	11,510,000	State Street Bank & Trust Co	8/2026	40,351
USD	1,733,835	RON	7,840,000	Bank of America NA	8/2026	27,364
USD	1,339,435	RON	5,958,000	Bank of America NA	8/2026	42,604
USD	1,573,791	SEK	14,603,000	Bank of America NA	8/2026	64,900
USD	1,594,374	SEK	14,836,000	Goldman Sachs Bank USA	8/2026	61,408
USD	3,230,167	SEK	29,624,000	JPMorgan Chase Bank NA	8/2026	169,194
USD	2,173,899	THB	71,365,000	JPMorgan Chase Bank NA	8/2026	20,003
USD	2,547,616	ZAR	42,215,000	Bank of America NA	8/2026	(22,191)
USD	2,199,613	ZAR	36,426,000	Canadian Imperial Bank of Commerce	8/2026	(17,794)
USD	1,806,488	ZAR	30,343,000	Royal Bank of Canada	8/2026	(40,620)
ZAR	28,354,000	USD	1,730,585	Bank of America NA	8/2026	(4,556)
ZAR	56,001,000	USD	3,395,054	Bank of America NA	8/2026	13,966
ZAR	24,923,000	USD	1,521,254	Bank of America NA	8/2026	(4,084)
ZAR	26,161,000	USD	1,600,462	Bank of America NA	8/2026	(7,931)
ZAR	27,019,000	USD	1,624,523	Bank of America NA	8/2026	20,239

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,210,150)
Unrealized Appreciation						1,759,032
Unrealized Depreciation						(3,969,182)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,469,667 or 2.2% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $21,862,423 or 3.3% of net assets.

(d)	Zero coupon bond which is issued at a discount.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,570,746.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,234,299	133,293,704	131,233,541	1,279,764	(2,026)	1,955	76,294,391	76,279,135	0.1%
Total	74,234,299	133,293,704	131,233,541	1,279,764	(2,026)	1,955	76,294,391

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	551,959,709	-	551,959,709	-

Non-Convertible Corporate Bonds
Financials	17,565,420	-	17,565,420	-

U.S. Treasury Obligations	3,171,118	-	3,171,118	-

Money Market Funds	76,294,391	76,294,391	-	-
Total Investments in Securities:	648,990,638	76,294,391	572,696,247	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	1,759,032	-	1,759,032	-
Total Assets	1,759,032	-	1,759,032	-

Liabilities
Forward Foreign Currency Contracts	(3,969,182)	-	(3,969,182)	-
Total Liabilities	(3,969,182)	-	(3,969,182)	-
Total Derivative Instruments:	(2,210,150)	-	(2,210,150)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,759,032	(3,969,182)
Total Foreign Exchange Risk	1,759,032	(3,969,182)
Total Value of Derivatives	1,759,032	(3,969,182)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
Fidelity® Emerging Markets Debt Local Currency Central Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $565,070,922)	$572,696,247
Fidelity Central Funds (cost $76,294,391)	76,294,391

Total Investment in Securities (cost $641,365,313)		$648,990,638
Foreign currency held at value (cost $274,316)		224,828
Unrealized appreciation on forward foreign currency contracts		1,759,032
Interest receivable		14,259,888
Distributions receivable from Fidelity Central Funds		247,062
Other receivables		87,507
Total assets		665,568,955
Liabilities
Payable to custodian bank	$1,720,278
Payable for investments purchased	3,277,978
Unrealized depreciation on forward foreign currency contracts	3,969,182
Other payables and accrued expenses	64,402
Total liabilities		9,031,840
Net Assets		$656,537,115
Net Assets consist of:
Paid in capital		$642,407,137
Total accumulated earnings (loss)		14,129,978
Net Assets		$656,537,115
Net Asset Value, offering price and redemption price per share ($656,537,115 ÷ 6,966,138 shares)		$94.25
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$21,551,224
Income from Fidelity Central Funds		1,279,764
Income before foreign taxes withheld		$22,830,988
Less foreign taxes withheld		(262,093)
Total income		22,568,895
Expenses
Custodian fees and expenses	$44,793
Independent trustees' fees and expenses	696
Total expenses before reductions	45,489
Expense reductions	(1,437)
Total expenses after reductions		44,052
Net Investment income (loss)		22,524,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $127,626)	(129,189)
Fidelity Central Funds	(2,026)
Forward foreign currency contracts	2,248,679
Foreign currency transactions	(12,572)
Total net realized gain (loss)		2,104,892
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $106,668)	(10,075,219)
Fidelity Central Funds	1,955
Forward foreign currency contracts	(3,312,234)
Assets and liabilities in foreign currencies	(146,894)
Total change in net unrealized appreciation (depreciation)		(13,532,392)
Net gain (loss)		(11,427,500)
Net increase (decrease) in net assets resulting from operations		$11,097,343
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,524,843	$28,711,944
Net realized gain (loss)	2,104,892	2,597,966
Change in net unrealized appreciation (depreciation)	(13,532,392)	31,638,090
Net increase (decrease) in net assets resulting from operations	11,097,343	62,948,000
Distributions to shareholders	(3,401,789)	(28,867,553)

Affiliated share transactions
Proceeds from sales of shares	38,050,953	281,816,838
Reinvestment of distributions	3,401,789	28,867,553

Net increase (decrease) in net assets resulting from share transactions	41,452,742	310,684,391
Total increase (decrease) in net assets	49,148,296	344,764,838

Net Assets
Beginning of period	607,388,819	262,623,981
End of period	$656,537,115	$607,388,819

Other Information
Shares
Sold	407,496	3,012,068
Issued in reinvestment of distributions	35,554	314,347
Net increase (decrease)	443,050	3,326,415

Financial Highlights
Fidelity® Emerging Markets Debt Local Currency Central Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$93.11	$82.16	$90.57	$85.12	$93.30	$108.21
Income from Investment Operations
Net investment income (loss) A,B	3.372	6.619	6.240	6.097	4.389	4.478
Net realized and unrealized gain (loss)	(1.710)	8.978	(8.316)	4.973	(11.606)	(13.557)
Total from investment operations	1.662	15.597	(2.076)	11.070	(7.217)	(9.079)
Distributions from net investment income	(.522)	(4.647)	(6.322)	(5.620)	(.963)	(5.726)
Distributions from net realized gain	-	-	-	-	-	(.105)
Distributions from tax return of capital	-	-	(.012)	-	-	-
Total distributions	(.522)	(4.647)	(6.334)	(5.620)	(.963)	(5.831)
Net asset value, end of period	$94.25	$93.11	$82.16	$90.57	$85.12	$93.30
Total Return C,D	1.78%	19.06%	(2.42)%	13.23%	(7.82)%	(8.48)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.02%	.02%	.02%	.02%	.03%
Expenses net of fee waivers, if any	.01 % G	.02%	.02%	.02%	.02%	.03%
Expenses net of all reductions, if any	.01% G	.01%	.02%	.02%	.02%	.03%
Net investment income (loss)	7.26% G	7.26%	7.06%	6.80%	5.21%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$656,537	$607,389	$262,624	$298,013	$86,808	$94,140
Portfolio turnover rate H	36 % G	55%	55%	63%	60%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the Funds) are funds of Fidelity Hanover Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Emerging Markets Debt Local Currency Central Fund is a non-diversified fund. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligation, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Fidelity Emerging Markets Debt Central Funds invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable, as applicable. The Fidelity Emerging Markets Debt Local Currency Central Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, certain foreign taxes, defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Debt Central Fund	2,442,987,823	140,362,832	(131,475,171)	8,887,661
Fidelity Emerging Markets Debt Local Currency Central Fund	643,181,688	29,294,421	(25,695,621)	3,598,800

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Debt Central Fund	(56,405,507)	(272,642,073)	(329,047,580)
Fidelity Emerging Markets Debt Local Currency Central Fund	(2,321,266)	(5,532,935)	(7,854,201)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Emerging Markets Debt Central Fund
Credit Risk
Swaps	87,408	(158,628)
Total Credit Risk	87,408	(158,628)
Interest Rate Risk
Futures Contracts	(2,815,326)	972,935
Swaps	(95,235)	(3,453)
Total Interest Rate Risk	(2,910,561)	969,482

Totals	(2,823,153)	810,854

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Emerging Markets Debt Local Currency Central Fund	262,639,921

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Debt Central Fund	280,239,233	200,054,597
Fidelity Emerging Markets Debt Local Currency Central Fund	141,817,975	92,307,181
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's expense contract, the investment adviser pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Emerging Markets Debt Local Currency Central Fund	42,571
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Debt Central Fund	10,119
Fidelity Emerging Markets Debt Local Currency Central Fund	1,437
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
9. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Emerging Markets Debt Central Fund
Fidelity Emerging Markets Debt Local Currency Central Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the funds' Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that each fund's management fee structure is fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.926208.115
EMC-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026